Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (95.9%)
Automobiles (6.4%)
Tesla, Inc. (a)	45,283	$11,736

Biotechnology (1.1%)
Roivant Sciences Ltd. (a)	194,472	1,962

Broadline Retail (9.7%)
Amazon.com, Inc. (a)	33,580	6,389
MercadoLibre, Inc. (a)	5,819	11,352
		17,741
Capital Markets (3.0%)
Coinbase Global, Inc., Class A (a)	3,802	655
Intercontinental Exchange, Inc.	27,607	4,762
		5,417
Entertainment (4.8%)
ROBLOX Corp., Class A (a)	150,748	8,787

Financial Services (5.1%)
Adyen NV (Netherlands) (a)	4,825	7,396
Federal National Mortgage Association (a)	286,817	1,812
		9,208
Ground Transportation (2.6%)
Union Pacific Corp.	19,930	4,708

Hotels, Restaurants & Leisure (10.8%)
Airbnb, Inc., Class A (a)	53,210	6,357
DoorDash, Inc., Class A (a)	73,279	13,393
		19,750
Information Technology Services (21.3%)
Cloudflare, Inc., Class A (a)	168,700	19,011
Shopify, Inc., Class A (Canada) (a)	114,407	10,913
Snowflake, Inc., Class A (a)	60,769	8,882
		38,806
Life Sciences Tools & Services (2.6%)
Danaher Corp.	23,418	4,801

Pharmaceuticals (4.8%)
Royalty Pharma PLC, Class A	282,456	8,793

Semiconductors & Semiconductor Equipment (2.5%)
ASML Holding NV (Registered) (Netherlands)	6,804	4,509

Software (10.6%)
Crowdstrike Holdings, Inc., Class A (a)	25,029	8,825
MicroStrategy, Inc., Class A (a)	36,358	10,481
		19,306
Specialized REITs (2.7%)
American Tower Corp. REIT	22,474	4,890

Specialty Retail (2.4%)
Floor & Decor Holdings, Inc., Class A (a)	55,466	4,463

Textiles, Apparel & Luxury Goods (2.8%)
LVMH Moet Hennessy Louis Vuitton SE (France)	8,128	5,033

Trading Companies & Distributors (2.7%)
Core & Main, Inc., Class A (a)	100,155	4,838
Total Common Stocks (Cost $131,274)		174,748
Investment Company (2.8%)
iShares Bitcoin Trust ETF (a) (Cost $4,190)	108,282	5,069

Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (b) (Cost $2,192)	2,191,788	2,192
Total Investments Excluding Purchased Options (99.9%) (Cost $137,656)		182,009
Total Purchased Options Outstanding (0.2%) (Cost $732)		296
Total Investments (100.1%) (Cost $138,388) (c)(d)(e)(f)		182,305
Liabilities in Excess of Other Assets (–0.1%)		(192)
Net Assets (100.0%)		$182,113

(a)	Non-income producing security.

(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Fund.

(c)	The approximate fair value and percentage of net assets, $12,429,000 and 6.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.

(e)	Securities are available for collateral in connection with purchased options.

(f)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $48,112,000 and the aggregate gross unrealized depreciation is approximately $4,195,000, resulting in net unrealized appreciation of approximately $43,917,000.

ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	19,367,044	$19,367	$28	$80	$(52)
Standard Chartered Bank	USD/CNH	CNH	7.77	Oct–25	36,830,550	36,831	58	160	(102)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	17,819,117	17,819	11	78	(67)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb–26	50,168,535	50,169	152	207	(55)
Goldman Sachs International	USD/CNH	CNH	8.02	Dec–25	43,649,426	43,649	47	207	(160)
							$296	$732	$(436)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.2%
Information Technology Services	21.3
Hotels, Restaurants & Leisure	10.8
Software	10.6
Broadline Retail	9.7
Automobiles	6.4
Financial Services	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments

American Resilience Portfolio

	Shares	Value (000)
Common Stocks (92.8%)
Beverages (3.0%)
Coca-Cola Co.	581	$42

Capital Markets (10.3%)
CME Group, Inc.	129	34
FactSet Research Systems, Inc.	48	22
Intercontinental Exchange, Inc.	303	52
S&P Global, Inc.	68	35
		143
Electronic Equipment, Instruments & Components (1.3%)
CDW Corp.	112	18

Financial Services (6.7%)
Jack Henry & Associates, Inc.	79	15
Visa, Inc., Class A	226	79
		94
Health Care Equipment & Supplies (7.3%)
Abbott Laboratories	209	28
Becton Dickinson & Co.	143	33
Hologic, Inc. (a)	282	17
Steris PLC	102	23
		101
Health Care Providers & Services (3.4%)
UnitedHealth Group, Inc.	90	47

Hotels, Restaurants & Leisure (2.9%)
Booking Holdings, Inc.	9	41

Household Products (3.7%)
Procter & Gamble Co.	301	51

Information Technology Services (4.0%)
Accenture PLC, Class A	175	55

Insurance (7.2%)
Aon PLC, Class A	149	59
Arthur J Gallagher & Co.	118	41
		100
Interactive Media & Services (3.4%)
Alphabet, Inc., Class A	312	48

Life Sciences Tools & Services (6.7%)
IQVIA Holdings, Inc. (a)	145	26
Revvity, Inc.	265	28
Thermo Fisher Scientific, Inc.	81	40
		94
Machinery (3.3%)
Otis Worldwide Corp.	445	46

Pharmaceuticals (1.6%)
Zoetis, Inc.	131	22

Professional Services (7.4%)
Automatic Data Processing, Inc.	143	44
Broadridge Financial Solutions, Inc.	163	39
Equifax, Inc.	81	20
		103
Semiconductors & Semiconductor Equipment (3.4%)
Texas Instruments, Inc.	269	48

Software (13.1%)
Constellation Software, Inc. (Canada)	8	25
Microsoft Corp.	226	84
Oracle Corp.	165	23
Roper Technologies, Inc.	86	51
		183
Specialty Retail (2.7%)
AutoZone, Inc. (a)	10	38

Tobacco (1.4%)
Philip Morris International, Inc.	119	19
Total Common Stocks (Cost $1,124)		1,293

No. of Warrants
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc. expires 3/31/40(a)(b) (Cost $—)	16	—

	Shares
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (c) (Cost $27)	26,622	27
Total Investments (94.8%) (Cost $1,151) (d)(e)		1,320
Other Assets in Excess of Liabilities (5.2%)		73
Net Assets (100.0%)		$1,393

(a)	Non-income producing security.
(b)	At March 31, 2025, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $193,000 and the aggregate gross unrealized depreciation is approximately $24,000, resulting in net unrealized appreciation of approximately $169,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.1%
Software	13.9
Capital Markets	10.8
Professional Services	7.8
Health Care Equipment & Supplies	7.6
Insurance	7.6
Life Sciences Tools & Services	7.1
Financial Services	7.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments

Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (98.5%)
China (50.7%)
China Resources Mixc Lifestyle Services Ltd. (a)	372,200	$1,646
Full Truck Alliance Co. Ltd. ADR	496,190	6,336
Greentown Service Group Co. Ltd. (a)	1,262,000	691
Haidilao International Holding Ltd. (a)	2,298,000	5,183
KE Holdings, Inc. ADR	194,838	3,914
Kuaishou Technology (a)(b)	394,000	2,763
Kweichow Moutai Co. Ltd., Class A	25,294	5,448
Meituan, Class B (a)(b)	378,920	7,625
PDD Holdings, Inc. ADR (b)	29,317	3,470
Qifu Technology, Inc. ADR	142,936	6,419
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,300	1,591
Tencent Holdings Ltd. (a)	100,800	6,441
Trip.com Group Ltd. ADR	140,085	8,907
Wuliangye Yibin Co. Ltd., Class A	102,600	1,860
		62,294
Hong Kong (2.5%)
AIA Group Ltd.	408,900	3,095

India (25.0%)
Axis Bank Ltd.	290,101	3,721
HDFC Bank Ltd.	299,578	6,386
ICICI Bank Ltd. ADR	272,033	8,575
Indian Hotels Co. Ltd.	109,917	1,007
MakeMyTrip Ltd. (b)	26,242	2,571
Niva Bupa Health Insurance Co. Ltd. (b)	494,849	449
Titan Co. Ltd.	104,878	3,743
Zomato Ltd. (b)	1,792,989	4,212
		30,664
Korea, Republic of (11.8%)
Coupang, Inc. (b)	339,374	7,442
KakaoBank Corp.	229,744	3,469
NAVER Corp.	24,309	3,177
Webtoon Entertainment, Inc. (b)	44,565	342
		14,430
Singapore (4.2%)
Grab Holdings Ltd., Class A (b)	1,128,266	5,111

Taiwan (4.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	188,000	5,295
Total Common Stocks (Cost $87,666)		120,889

Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (c) (Cost $2,466)	2,465,467	2,466
Total Investments (100.5%) (Cost $90,132) (d)(e)(f)		123,355
Liabilities in Excess of Other Assets (–0.5%)		(609)
Net Assets (100.0%)		$122,746

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $67,802,000 and 55.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $41,343,000 and the aggregate gross unrealized depreciation is approximately $8,120,000, resulting in net unrealized appreciation of approximately $33,223,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Hotels, Restaurants & Leisure	23.9%
Banks	18.0
Other*	13.5
Interactive Media & Services	10.4
Ground Transportation	9.2
Broadline Retail	8.8
Beverages	5.9
Consumer Finance	5.2
Real Estate Management & Development	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments

Developing Opportunity Portfolio

	Shares	Value (000)
Common Stocks (95.2%)
Brazil (6.6%)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	74,571	$1,333
NU Holdings Ltd., Class A (a)	150,166	1,538
		2,871
China (38.9%)
China Resources Mixc Lifestyle Services Ltd. (b)	136,800	605
Full Truck Alliance Co. Ltd. ADR	127,613	1,630
Haidilao International Holding Ltd. (b)	597,000	1,346
KE Holdings, Inc. ADR	56,121	1,127
Kuaishou Technology (a)(b)	99,700	699
Kweichow Moutai Co. Ltd., Class A	7,089	1,527
Meituan, Class B (a)(b)	133,380	2,684
PDD Holdings, Inc. ADR (a)	7,540	892
Qifu Technology, Inc. ADR	37,987	1,706
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,400	368
Tencent Holdings Ltd. (b)	28,300	1,808
Trip.com Group Ltd. ADR	33,924	2,157
Wuliangye Yibin Co. Ltd., Class A	26,400	479
		17,028
India (23.7%)
Axis Bank Ltd.	109,586	1,406
HDFC Bank Ltd.	98,092	2,091
ICICI Bank Ltd. ADR	88,368	2,785
Indian Hotels Co. Ltd.	40,477	371
MakeMyTrip Ltd. (a)	9,391	920
Niva Bupa Health Insurance Co. Ltd. (a)	233,098	211
Titan Co. Ltd.	31,966	1,141
Zomato Ltd. (a)	619,363	1,455
		10,380
Korea, Republic of (9.4%)
Coupang, Inc. (a)	91,389	2,004
KakaoBank Corp.	55,957	845
NAVER Corp.	8,621	1,126
Webtoon Entertainment, Inc. (a)	15,736	121
		4,096
Poland (1.1%)
Allegro.eu SA (a)	61,591	500

Singapore (3.5%)
Grab Holdings Ltd., Class A (a)	341,452	1,547

Taiwan (4.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	69,000	1,943

United States (7.6%)
MercadoLibre, Inc. (a)	1,712	3,340
Total Common Stocks (Cost $32,650)		41,705

Short-Term Investment (4.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (c) (Cost $1,874)	1,873,839	1,874
Total Investments (99.5%) (Cost $34,524) (d)(e)(f)		43,579
Other Assets in Excess of Liabilities (0.5%)		235
Net Assets (100.0%)		$43,814

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $20,605,000 and 47.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,291,000 and the aggregate gross unrealized depreciation is approximately $1,236,000, resulting in net unrealized appreciation of approximately $9,055,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	28.3%
Hotels, Restaurants & Leisure	20.6
Banks	19.8
Broadline Retail	15.4
Interactive Media & Services	8.7
Ground Transportation	7.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments

Emerging Markets ex China Portfolio

	Shares	Value (000)
Common Stocks (98.7%)
Brazil (5.6%)
Itau Unibanco Holding SA (Preference)	13,465	$74
NU Holdings Ltd., Class A (a)	1,386	14
Raia Drogasil SA	18,297	61
Rede D’Or Sao Luiz SA	19,496	97
Vale SA	4,833	48
WEG SA	10,817	86
		380
Chile (0.5%)
Banco de Chile	260,116	34

Egypt (0.9%)
Commercial International Bank - Egypt (CIB)	35,158	57

India (33.2%)
360 ONE WAM Ltd.	4,331	48
Axis Bank Ltd.	2,435	31
Bajaj Auto Ltd.	687	63
Bajaj Finance Ltd.	891	93
CG Power & Industrial Solutions Ltd.	9,236	69
Colgate-Palmolive India Ltd.	834	23
Delhivery Ltd. (a)	7,787	23
Grasim Industries Ltd.	3,659	111
HDFC Asset Management Co. Ltd.	847	40
HDFC Bank Ltd.	10,260	219
Hindalco Industries Ltd.	6,292	50
Hitachi Energy India Ltd.	356	52
ICICI Bank Ltd.	14,170	223
IDFC First Bank Ltd. (a)	99,782	64
Infosys Ltd.	4,193	77
Infosys Ltd. ADR	3,149	57
Larsen & Toubro Ltd.	1,468	60
Macrotech Developers Ltd.	5,091	71
Mahindra & Mahindra Ltd.	5,707	177
MakeMyTrip Ltd. (a)	365	36
Max Healthcare Institute Ltd.	9,017	115
Pidilite Industries Ltd.	1,858	62
Reliance Industries Ltd.	12,768	190
Samvardhana Motherson International Ltd.	25,452	39
Shriram Finance Ltd.	6,882	52
Star Health & Allied Insurance Co. Ltd. (a)	8,897	37
State Bank of India	13,310	120
United Breweries Ltd.	1,566	36
		2,238
Indonesia (1.4%)
Bank Syariah Indonesia Tbk. PT	220,000	31
Cisarua Mountain Dairy Tbk. PT	169,700	46
Indosat Tbk. PT	229,100	20
		97
Korea, Republic of (10.0%)
HYBE Co. Ltd. (a)	111	18
KB Financial Group, Inc.	2,004	109
Kia Corp.	692	44
KT&G Corp.	473	32
NAVER Corp.	260	34
Samsung Electronics Co. Ltd.	10,230	406
SK Hynix, Inc.	242	32
		675
Malaysia (1.6%)
CIMB Group Holdings Bhd.	31,200	50
Frontken Corp. Bhd.	47,400	40
Malayan Banking Bhd.	8,500	19
		109
Mexico (4.9%)
Gruma SAB de CV, Class B	5,401	97
Grupo Financiero Banorte SAB de CV Series O	12,071	84
Kimberly-Clark de Mexico SAB de CV, Class A	25,889	42
Qualitas Controladora SAB de CV	4,825	42
Wal-Mart de Mexico SAB de CV	22,529	62
		327
Peru (1.1%)
Credicorp Ltd.	397	74

Poland (4.1%)
Allegro.eu SA(a)	8,122	66
Grupa Kety SA	635	136
Powszechny Zaklad Ubezpieczen SA	5,304	77
		279
Saudi Arabia (1.1%)
Bupa Arabia for Cooperative Insurance Co.	1,603	75

South Africa (6.4%)
AVI Ltd.	14,619	71
Capitec Bank Holdings Ltd.	877	149
Clicks Group Ltd.	2,797	52
OUTsurance Group Ltd.	21,371	81
Standard Bank Group Ltd.	5,787	76
		429
Sweden (1.4%)
Medicover AB	4,953	94

Taiwan (24.4%)
Advantech Co. Ltd.	3,000	34
Airtac International Group	1,000	26
Alchip Technologies Ltd.	1,000	84
ASE Technology Holding Co. Ltd.	24,000	106
Delta Electronics, Inc.	5,000	55
Fubon Financial Holding Co. Ltd.	16,150	42
Hon Hai Precision Industry Co. Ltd.	26,000	117
MediaTek, Inc.	1,000	43
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	1,042
Unimicron Technology Corp.	15,000	43
Wiwynn Corp.	1,000	51
		1,643
United Kingdom (1.5%)
Antofagasta PLC	4,708	103

United States (0.6%)
MercadoLibre, Inc. (a)	19	37
Total Common Stocks (Cost $5,701)		6,651

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets ex China Portfolio

	Shares	Value (000)
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.27% (b) (Cost $94)	93,813	$94
Total Investments (100.1%) (Cost $5,795) (c)(d)(e)		6,745
Liabilities in Excess of Other Assets (–0.1%)		(7)
Net Assets (100.0%)		$6,738

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $5,683,000 and 84.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,267,000 and the aggregate gross unrealized depreciation is approximately $317,000, resulting in net unrealized appreciation of approximately $950,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	41.8%
Banks	21.2
Semiconductors & Semiconductor Equipment	19.4
Tech Hardware, Storage & Peripherals	7.3
Insurance	5.3
Metals & Mining	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments

Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (94.7%)
Argentina (2.3%)
Globant SA (a)	28,024	$3,299

Brazil (14.3%)
Banco BTG Pactual SA (Units) (b)	365,869	2,161
Localiza Rent a Car SA	1,198,951	7,057
NU Holdings Ltd., Class A (a)	411,489	4,214
Raia Drogasil SA	1,278,801	4,269
WEG SA	385,529	3,059
		20,760
India (47.7%)
Aarti Pharmalabs Ltd.	33,647	294
Ambuja Cements Ltd.	653,858	4,098
Astral Ltd.	231,534	3,497
Bharti Airtel Ltd.	339,882	6,871
Cholamandalam Investment & Finance Co. Ltd.	5,774	102
Divi’s Laboratories Ltd.	53,246	3,588
Global Health Ltd. (a)	125,865	1,757
HDFC Bank Ltd.	403,812	8,608
HDFC Bank Ltd. ADR	43,508	2,891
ICICI Bank Ltd.	518,540	8,150
KEI Industries Ltd.	167,515	5,641
Oberoi Realty Ltd.	180,323	3,434
Timken India Ltd.	49,164	1,576
Titan Co. Ltd.	122,658	4,377
TVS Motor Co. Ltd.	177,686	5,009
Varun Beverages Ltd.	1,231,462	7,749
Zomato Ltd.(a)	573,586	1,347
		68,989
Korea, Republic of (3.3%)
Coupang, Inc. (a)	220,433	4,834

Mexico (7.6%)
Fomento Economico Mexicano SAB de CV ADR	44,632	4,355
Grupo Financiero Banorte SAB de CV Series O	960,274	6,660
		11,015
Taiwan (14.2%)
E Ink Holdings, Inc.	561,000	4,567
Taiwan Semiconductor Manufacturing Co. Ltd.	405,000	11,406
Voltronic Power Technology Corp.	96,334	4,505
		20,478
United Arab Emirates (0.4%)
Americana Restaurants International PLC - Foreign Co.	1,082,186	626

United States (4.9%)
MercadoLibre, Inc.(a)	3,609	7,041
Total Common Stocks (Cost $121,337)		137,042

Short-Term Investment (5.9%)
Investment Company (5.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.27% (c) (Cost $8,513)	8,513,115	8,513
Total Investments (100.6%) (Cost $129,850) (d)(e)(f)		145,555
Liabilities in Excess of Other Assets (–0.6%)		(921)
Net Assets (100.0%)		$144,634

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $87,202,000 and 60.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $29,097,000 and the aggregate gross unrealized depreciation is approximately $13,392,000, resulting in net unrealized appreciation of approximately $15,705,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	39.9%
Banks	21.0
Electrical Equipment	9.1
Beverages	8.3
Broadline Retail	8.1
Semiconductors & Semiconductor Equipment	7.8
Investment Companies	5.8
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (100.4%)
Brazil (5.1%)
Itau Unibanco Holding SA (Preference)	1,015,300	$5,588
NU Holdings Ltd., Class A (a)	126,844	1,299
Raia Drogasil SA	1,247,238	4,164
Rede D’Or Sao Luiz SA	433,074	2,140
Vale SA	307,852	3,059
WEG SA	1,232,808	9,782
		26,032
Chile (0.7%)
Banco de Chile	28,835,568	3,813

China (26.4%)
Alibaba Group Holding Ltd. (b)	1,361,900	22,534
Bank of Jiangsu Co. Ltd., Class A	2,632,800	3,455
BYD Co. Ltd., H Shares (b)	238,500	12,077
China Construction Bank Corp., H Shares (b)	14,723,120	13,047
China Merchants Bank Co. Ltd., H Shares (b)	1,355,500	8,037
JD.com, Inc., Class A (b)	97,823	2,012
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	456,259	3,089
KE Holdings, Inc. ADR	76,519	1,537
Kweichow Moutai Co. Ltd., Class A	12,849	2,768
Meituan, Class B (a)(b)	229,690	4,622
NARI Technology Co. Ltd., Class A	1,114,900	3,368
NetEase, Inc. (b)	175,100	3,597
Ping An Insurance Group Co. of China Ltd., Class H (b)	444,000	2,650
Shenzhen Inovance Technology Co. Ltd., Class A	391,000	3,678
Tencent Holdings Ltd. (b)	513,400	32,804
Trip.com Group Ltd. ADR	128,953	8,199
Xiaomi Corp., Class B (a)(b)	525,200	3,323
Yum China Holdings, Inc.	87,281	4,544
		135,341
India (24.6%)
360 ONE WAM Ltd.	255,841	2,811
Axis Bank Ltd.	398,953	5,118
Bajaj Auto Ltd.	47,271	4,339
Bajaj Finance Ltd.	55,457	5,778
CG Power & Industrial Solutions Ltd.	234,868	1,745
Colgate-Palmolive India Ltd.	48,348	1,350
Grasim Industries Ltd.	148,080	4,510
HDFC Asset Management Co. Ltd.	96,021	4,492
HDFC Bank Ltd.	173,017	3,688
HDFC Bank Ltd. ADR	87,573	5,818
Hindalco Industries Ltd.	347,165	2,755
Hitachi Energy India Ltd.	28,500	4,192
ICICI Bank Ltd. ADR	34,277	1,080
ICICI Bank Ltd.	664,700	10,448
IDFC First Bank Ltd. (a)	6,618,313	4,234
Infosys Ltd. ADR (c)	396,626	7,238
Larsen & Toubro Ltd.	93,559	3,805
Macrotech Developers Ltd.	328,099	4,578
Mahindra & Mahindra Ltd.	235,453	7,308
MakeMyTrip Ltd. (a)	27,727	2,717
Max Healthcare Institute Ltd.	420,953	5,384
Pidilite Industries Ltd.	120,644	4,015
Reliance Industries Ltd.	732,663	10,893
Samvardhana Motherson International Ltd.	1,541,917	2,341
Shriram Finance Ltd.	410,847	3,138
Star Health & Allied Insurance Co. Ltd. (a)	251,318	1,047
State Bank of India	827,334	7,438
United Breweries Ltd.	169,349	3,952
		126,212
Indonesia (0.5%)
Cisarua Mountain Dairy Tbk. PT	8,566,400	2,350

Korea, Republic of (7.7%)
HYBE Co. Ltd. (a)	8,221	1,321
KB Financial Group, Inc.	75,325	4,083
Kia Corp.	45,929	2,905
KT&G Corp.	34,398	2,366
NAVER Corp.	19,196	2,509
Samsung Electronics Co. Ltd.	592,831	23,503
SK Hynix, Inc.	18,771	2,502
		39,189
Malaysia (1.4%)
CIMB Group Holdings Bhd.	2,366,500	3,750
Malayan Banking Bhd.	1,428,900	3,262
		7,012
Mexico (4.6%)
Gruma SAB de CV, Class B	276,332	4,968
Grupo Financiero Banorte SAB de CV Series O	966,517	6,703
Kimberly-Clark de Mexico SAB de CV, Class A	2,717,229	4,452
Qualitas Controladora SAB de CV	113,854	990
Wal-Mart de Mexico SAB de CV	2,235,761	6,180
		23,293
Poland (2.6%)
Allegro.eu SA (a)	749,430	6,079
Powszechny Zaklad Ubezpieczen SA	498,099	7,237
		13,316
Saudi Arabia (1.4%)
Alinma Bank	520,205	4,246
Bupa Arabia for Cooperative Insurance Co.	61,773	2,902
		7,148
South Africa (4.4%)
AVI Ltd.	827,638	4,010
Capitec Bank Holdings Ltd.	46,476	7,905
Clicks Group Ltd.	195,200	3,615
Standard Bank Group Ltd.	553,885	7,237
		22,767
Taiwan (19.0%)
Advantech Co. Ltd.	220,000	2,514
Airtac International Group	98,448	2,500
Alchip Technologies Ltd.	64,000	5,395
ASE Technology Holding Co. Ltd.	861,000	3,784
Chailease Holding Co. Ltd.	729,000	2,578
Delta Electronics, Inc.	267,000	2,953
Fubon Financial Holding Co. Ltd.	1,208,100	3,142
Hon Hai Precision Industry Co. Ltd.	1,608,000	7,253
MediaTek, Inc.	62,000	2,672

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

	Shares	Value (000)
Taiwan (cont’d)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,042,205	$57,514
Unimicron Technology Corp.	900,000	2,564
Wiwynn Corp.	87,722	4,442
		97,311
United Arab Emirates (0.5%)
Americana Restaurants International PLC - Foreign Co.	4,066,693	2,422

United Kingdom (1.0%)
Antofagasta PLC	236,019	5,139

United States (0.5%)
MercadoLibre, Inc. (a)	1,415	2,761
Total Common Stocks (Cost $402,193)		514,106

Short-Term Investments (2.2%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.27% (d) (Cost $4,568)	4,567,792	4,568

Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.27% (d) (Cost $6,743)	6,742,762	6,743
Total Short-Term Investments (Cost $11,311)		11,311
Total Investments (102.6%) (Cost $413,504) including $6,563 of Securities Loaned (e)(f)(g)		525,417
Liabilities in Excess of Other Assets (–2.6%)		(13,130)
Net Assets (100.0%)		$512,287

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2025, were approximately $6,563,000 and $6,743,000, respectively. The Fund received cash collateral of approximately $6,743,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $5,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $430,887,000 and 84.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $134,244,000 and the aggregate gross unrealized depreciation is approximately $22,331,000, resulting in net unrealized appreciation of approximately $111,913,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	40.1%
Banks	21.3
Semiconductors & Semiconductor Equipment	13.8
Interactive Media & Services	6.8
Tech Hardware, Storage & Peripherals	6.5
Broadline Retail	6.4
Automobiles	5.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2025.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments

Global Concentrated Portfolio

	Shares	Value (000)
Common Stocks (99.1%)
China (7.3%)
JD.com, Inc. ADR	124,064	$5,102
Tencent Holdings Ltd. ADR	220,320	14,065
		19,167
Italy (5.7%)
Ferrari NV	35,397	15,146

Japan (7.0%)
Mizuho Financial Group, Inc. ADR	731,707	4,031
Sumitomo Mitsui Financial Group, Inc. ADR (a)	922,883	14,268
		18,299
Taiwan (5.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	80,223	13,317

United States (74.0%)
Ameriprise Financial, Inc.	26,814	12,981
CBRE Group, Inc., Class A (b)	112,890	14,764
Costco Wholesale Corp.	17,778	16,814
CRH PLC	198,287	17,443
Eli Lilly & Co.	4,181	3,453
JPMorgan Chase & Co.	53,351	13,087
LPL Financial Holdings, Inc.	34,010	11,126
Mastercard, Inc., Class A	16,227	8,894
Microsoft Corp.	41,085	15,423
Netflix, Inc.(b)	17,016	15,868
NextEra Energy, Inc.	41,904	2,971
NVIDIA Corp.	198,461	21,509
Progressive Corp.	72,377	20,483
United Rentals, Inc.	13,368	8,378
Waste Management, Inc.	48,015	11,116
		194,310
Total Common Stocks (Cost $210,465)		260,239

Short-Term Investments (6.7%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (c) (Cost $2,430)	2,430,466	2,430

Securities held as Collateral on Loaned Securities (5.7%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (c)	12,061,231	12,061

	Face Amount (000)
Repurchase Agreements (1.1%)
Merrill Lynch & Co., Inc., (4.20%, dated 3/31/25, due 4/1/25; proceeds $782; fully collateralized by a U.S. Government obligation; 3.75% due 8/15/27; valued at $797)	$782	782
Merrill Lynch & Co., Inc., (4.36%, dated 3/31/25, due 4/1/25; proceeds $2,154; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 1/31/26 - 2/15/46; valued at $2,197)	2,154	2,154
		2,936
Total Securities held as Collateral on Loaned Securities (Cost $14,997)		14,997
Total Short-Term Investments (Cost $17,427)		17,427
Total Investments (105.8%) (Cost $227,892) including $14,268 of Securities Loaned (d)(e)		277,666
Liabilities in Excess of Other Assets (–5.8%)		(15,151)
Net Assets (100.0%)		$262,515

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2025, were approximately $14,268,000 and $14,997,000, respectively. The Fund received cash collateral of approximately $14,997,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Fund.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $50,932,000 and the aggregate gross unrealized depreciation is approximately $1,158,000, resulting in net unrealized appreciation of approximately $49,774,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	16.0%
Semiconductors & Semiconductor Equipment	13.3
Banks	12.0
Capital Markets	9.2
Insurance	7.8
Construction Materials	6.6
Consumer Staples Distribution & Retail	6.4
Entertainment	6.0
Software	5.9
Automobiles	5.8
Real Estate Management & Development	5.6
Interactive Media & Services	5.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2025.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments

Global Core Portfolio

	Shares	Value (000)
Common Stocks (99.9%)
Canada (0.6%)
Shopify, Inc., Class A (a)	2,198	$210

China (5.8%)
JD.com, Inc. ADR	12,591	518
NetEase, Inc. ADR	2,424	250
Tencent Holdings Ltd. ADR	21,888	1,397
		2,165
France (2.8%)
Hermes International SCA ADR	2,823	740
LVMH Moet Hennessy Louis Vuitton SE	490	303
		1,043
Germany (1.8%)
Linde PLC	1,475	687

Italy (5.7%)
Ferrari NV	4,954	2,120

Japan (5.9%)
Mitsui & Co. Ltd. ADR	930	353
Mizuho Financial Group, Inc. ADR	52,279	288
Nippon Telegraph & Telephone Corp. ADR	3,161	76
Sumitomo Mitsui Financial Group, Inc. ADR	95,463	1,476
		2,193
Spain (0.4%)
Banco Santander SA ADR	25,687	172

Taiwan (4.0%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,009	1,495

United Kingdom (0.4%)
Experian PLC ADR	3,599	167

United States (72.5%)
Alphabet, Inc., Class A	7,144	1,105
Amazon.com, Inc. (a)	8,107	1,542
Ameriprise Financial, Inc.	3,787	1,833
Apple, Inc.	8,651	1,922
Brown & Brown, Inc.	9,557	1,189
CBRE Group, Inc., Class A (a)	8,953	1,171
Chevron Corp.	3,833	641
Costco Wholesale Corp.	311	294
CRH PLC	27,071	2,381
Jack Henry & Associates, Inc.	553	101
JPMorgan Chase & Co.	8,314	2,039
LPL Financial Holdings, Inc.	2,733	894
Lululemon Athletica, Inc. (a)	354	100
Mastercard, Inc., Class A	1,477	810
McDonald’s Corp.	831	260
MercadoLibre, Inc. (a)	302	589
Microsoft Corp.	3,464	1,300
Millrose Properties, Inc. REIT (a)	745	20
Netflix, Inc. (a)	1,336	1,246
NextEra Energy, Inc.	2,539	180
NVIDIA Corp.	18,155	1,968
Progressive Corp.	5,229	1,480
Tesla, Inc. (a)	603	156
TJX Cos., Inc.	12,922	1,574
Tyler Technologies, Inc. (a)	1,159	674
United Rentals, Inc.	1,227	769
Valero Energy Corp.	1,083	143
Waste Management, Inc.	3,227	747
		27,128
Total Common Stocks (Cost $26,477)		37,380

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (b) (Cost $226)	226,144	226
Total Investments (100.5%) (Cost $26,703) (c)(d)(e)		37,606
Liabilities in Excess of Other Assets (–0.5%)		(191)
Net Assets (100.0%)		$37,415

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $303,000 and 0.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,122,000 and the aggregate gross unrealized depreciation is approximately $219,000, resulting in net unrealized appreciation of approximately $10,903,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.4%
Banks	10.6
Semiconductors & Semiconductor Equipment	9.2
Capital Markets	7.3
Insurance	7.1
Broadline Retail	7.1
Interactive Media & Services	6.6
Construction Materials	6.3
Automobiles	6.0
Software	5.3
Tech Hardware, Storage & Peripherals	5.1
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments

Global Endurance Portfolio

	Shares	Value (000)
Common Stocks (100.6%)
Canada (1.0%)
Colliers International Group, Inc.	2,208	$268

Germany (3.4%)
Delivery Hero SE (a)	37,014	888

Israel (5.5%)
Global-e Online Ltd. (a)	16,750	597
Teva Pharmaceutical Industries Ltd. ADR (a)	54,919	844
		1,441
Japan (1.9%)
Sansan, Inc. (a)	39,100	505

United Kingdom (28.7%)
Babcock International Group PLC	204,861	1,928
Burford Capital Ltd.	22,947	304
Domino’s Pizza Group PLC	361,579	1,330
Victoria PLC (a)(b)	3,505,235	3,997
		7,559
United States (60.1%)
Appian Corp., Class A (a)	97,455	2,808
Applied Materials, Inc.	5,675	824
Arbutus Biopharma Corp. (a)	402,875	1,406
Avadel Pharmaceuticals PLC (a)	110,966	869
Bill Holdings, Inc. (a)	7,536	346
Biohaven Ltd. (a)	10,097	243
Carvana Co. (a)	4,428	926
Core & Main, Inc., Class A (a)	9,806	474
Core Scientific, Inc. (a)	101,579	735
CoStar Group, Inc. (a)	4,181	331
Floor & Decor Holdings, Inc., Class A (a)	13,137	1,057
GXO Logistics, Inc. (a)	5,099	199
Immunovant, Inc. (a)	32,903	562
Incyte Corp. (a)	3,627	220
Natera, Inc. (a)	2,351	332
QXO, Inc.	27,126	367
Roivant Sciences Ltd. (a)	120,701	1,218
Royalty Pharma PLC, Class A	26,625	829
Sable Offshore Corp. (a)	26,175	664
SharkNinja, Inc. (a)	2,843	237
Sotera Health Co. (a)	74,896	873
Tesla, Inc. (a)	1,254	325
		15,845
Total Investments (100.6%) (Cost $31,089) including $45 of Securities Loaned (c)(d)(e)		26,506
Liabilities in Excess of Other Assets (–0.6%)		(165)
Net Assets (100.0%)		$26,341

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2025, were approximately $45,000 and $52,000, respectively. The Fund received non-cash collateral of approximately $52,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	The approximate fair value and percentage of net assets, $8,952,000 and 34.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,540,000 and the aggregate gross unrealized depreciation is approximately $6,123,000, resulting in net unrealized depreciation of approximately $4,583,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	18.2%
Software	18.0
Household Durables	16.0
Biotechnology	15.0
Pharmaceuticals	9.6
Hotels, Restaurants & Leisure	8.4
Specialty Retail	7.5
Aerospace & Defense	7.3
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.3%)
France (6.1%)
L’Oreal SA	308,193	$114,553
LVMH Moet Hennessy Louis Vuitton SE	83,508	51,715
		166,268
Germany (6.9%)
SAP SE	696,267	186,564

United Kingdom (6.9%)
Experian PLC	850,758	39,420
Haleon PLC	10,927,361	55,185
RELX PLC (Euronext NV)	381,364	19,168
RELX PLC (LSE)	1,456,042	73,138
		186,911
United States (78.4%)
Abbott Laboratories	549,162	72,846
Accenture PLC, Class A	326,425	101,858
Alphabet, Inc., Class A	394,357	60,983
Aon PLC, Class A	295,563	117,956
Arthur J Gallagher & Co.	260,470	89,925
Automatic Data Processing, Inc.	250,110	76,416
AutoZone, Inc. (a)	12,175	46,421
Becton Dickinson & Co.	321,291	73,595
Booking Holdings, Inc.	16,810	77,442
Broadridge Financial Solutions, Inc.	178,849	43,364
CDW Corp.	197,772	31,695
CME Group, Inc.	266,236	70,630
Coca-Cola Co.	1,252,612	89,712
Equifax, Inc.	121,991	29,712
FactSet Research Systems, Inc.	66,076	30,041
Hologic, Inc. (a)	507,278	31,335
Intercontinental Exchange, Inc.	508,373	87,694
Jack Henry & Associates, Inc.	152,410	27,830
Microsoft Corp.	519,213	194,907
Oracle Corp.	249,682	34,908
Otis Worldwide Corp.	531,332	54,834
Philip Morris International, Inc.	221,830	35,211
Procter & Gamble Co.	522,052	88,968
Roper Technologies, Inc.	142,052	83,751
S&P Global, Inc.	141,286	71,788
Steris PLC	163,900	37,148
Thermo Fisher Scientific, Inc.	153,204	76,234
UnitedHealth Group, Inc.	169,478	88,764
Visa, Inc., Class A	506,257	177,423
Zoetis, Inc.	131,955	21,726
		2,125,117
Total Common Stocks (Cost $1,708,342)		2,664,860

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (b) (Cost $51,855)	51,854,955	51,855
Total Investments (100.2%) (Cost $1,760,197) (c)(d)(e)		2,716,715
Liabilities in Excess of Other Assets (–0.2%)		(4,707)
Net Assets (100.0%)		$2,712,008

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $23,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $539,743,000 and 19.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $978,217,000 and the aggregate gross unrealized depreciation is approximately $21,699,000, resulting in net unrealized appreciation of approximately $956,518,000.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.5%
Software	18.5
Professional Services	10.4
Capital Markets	9.5
Health Care Equipment & Supplies	8.0
Insurance	7.6
Financial Services	7.5
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Consolidated Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (93.6%)
Brazil (0.4%)
NU Holdings Ltd., Class A (a)	23,769	$243

Canada (5.9%)
Shopify, Inc., Class A (a)	34,885	3,328

Israel (4.5%)
Global-e Online Ltd. (a)	71,454	2,547

Korea, Republic of (3.5%)
Coupang, Inc. (a)	88,848	1,948

Netherlands (8.4%)
Adyen NV (a)	1,804	2,765
ASML Holding NV (Registered)	2,909	1,928
		4,693
Singapore (4.0%)
Grab Holdings Ltd., Class A (a)	434,161	1,967
Sea Ltd. ADR (a)	2,043	266
		2,233
United Kingdom (0.2%)
Victoria PLC (a)	70,649	81

United States (66.7%)
Affirm Holdings, Inc. (a)	59,405	2,685
Agilon Health, Inc. (a)	202,707	878
AppLovin Corp., Class A (a)	7,367	1,952
Arbutus Biopharma Corp. (a)	190,825	666
Aurora Innovation, Inc. (a)	491,329	3,304
Cloudflare, Inc., Class A (a)	44,821	5,051
Crowdstrike Holdings, Inc., Class A (a)	3,823	1,348
DoorDash, Inc., Class A (a)	7,500	1,371
Federal National Mortgage Association (a)	87,697	554
Intellia Therapeutics, Inc. (a)	11,554	82
IonQ, Inc. (a)	20,706	457
Landbridge Co. LLC, Class A	19,505	1,403
MercadoLibre, Inc. (a)	1,864	3,636
MicroStrategy, Inc., Class A (a)	10,768	3,104
ProKidney Corp. (a)	41,771	37
ROBLOX Corp., Class A (a)	35,224	2,053
Roivant Sciences Ltd. (a)	57,485	580
Royalty Pharma PLC, Class A	86,432	2,691
Snowflake, Inc., Class A (a)	13,474	1,969
Tesla, Inc. (a)	13,026	3,376
XOMA Royalty Corp. (a)	12,797	255
		37,452
Total Common Stocks (Cost $38,423)		52,525

Preferred Stock (0.0%)‡
United States (0.0%)‡
Lookout, Inc., Series F (a)(b)(c) (acquisition cost — $73; acquired 6/17/14)	6,374	29

Investment Company (2.6%)
United States (2.6%)
iShares Bitcoin Trust ETF (a) (Cost $1,206)	31,164	1,459

Short-Term Investment (3.4%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (d) (Cost $1,906)	1,906,349	1,906
Total Investments Excluding Purchased Options (99.6%) (Cost $41,608 )		55,919
Total Purchased Options Outstanding (0.2%) (Cost $268)		103
Total Investments (99.8%) (Cost $41,876) (e)(f)(g)(h)		56,022
Other Assets in Excess of Liabilities (0.2%)		95
Net Assets (100.0%)		$56,117

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2025 amounts to approximately $29,000 and represents less than 0.05% of net assets.
(c)	At March 31, 2025, the Fund held a fair valued security valued at approximately $29,000, representing less than 0.05% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $2,846,000 and 5.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	Securities are available for collateral in connection with purchased options.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund engaged in cross-trade purchases of approximately $152,000.
(h)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,018,000 and the aggregate gross unrealized depreciation is approximately $2,872,000, resulting in net unrealized appreciation of approximately $14,146,000.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Insight Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	7,437,834	$7,438	$11	$31	$(20)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct–25	13,974,746	13,975	22	61	(39)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	6,763,419	6,763	4	29	(25)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb–26	15,854,951	15,855	47	65	(18)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec–25	17,249,729	17,250	19	82	(63)
							$103	$268	$(165)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.0%
Information Technology Services	18.4
Software	17.3
Broadline Retail	14.6
Financial Services	10.7
Automobiles	6.0
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Brazil (1.9%)
NU Holdings Ltd., Class A (a)	5,364,390	$54,931

Canada (2.3%)
Shopify, Inc., Class A (a)	726,707	69,317

China (4.8%)
Meituan, Class B (a)(b)	3,541,800	71,270
Trip.com Group Ltd. ADR	1,130,149	71,855
		143,125
Denmark (4.6%)
DSV AS	704,034	136,147

France (7.3%)
Hermes International SCA	37,192	97,856
Schneider Electric SE	512,411	118,288
		216,144
India (6.6%)
HDFC Bank Ltd.	3,986,284	84,973
ICICI Bank Ltd. ADR	3,543,633	111,695
		196,668
Italy (3.1%)
Moncler SpA	1,513,159	93,206

Japan (1.0%)
Keyence Corp.	72,100	28,350

Korea, Republic of (3.4%)
Coupang, Inc. (a)	4,203,256	92,177
KakaoBank Corp.	611,700	9,238
		101,415
Netherlands (1.5%)
ASML Holding NV	68,417	45,276

Singapore (0.9%)
Grab Holdings Ltd., Class A (a)	5,762,393	26,104

Sweden (5.2%)
Spotify Technology SA (a)	277,777	152,786

Switzerland (0.7%)
On Holding AG, Class A (a)	451,165	19,815

Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,394,000	67,422

United Kingdom (1.6%)
London Stock Exchange Group PLC	321,233	47,712

United States (51.8%)
Airbnb, Inc., Class A (a)	593,798	70,935
Amazon.com, Inc. (a)	623,419	118,612
Block, Inc., Class A (a)	1,054,537	57,293
Crowdstrike Holdings, Inc., Class A (a)	191,340	67,463
DoorDash, Inc., Class A (a)	853,604	156,013
Liberty Media Corp.-Liberty Formula One, Class C (a)	354,904	31,945
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15)	6,530	—
Mastercard, Inc., Class A	161,658	88,608
MercadoLibre, Inc. (a)	80,442	156,932
Meta Platforms, Inc., Class A	360,283	207,653
Salesforce, Inc.	92,083	24,711
ServiceNow, Inc. (a)	201,965	160,792
TKO Group Holdings, Inc.	364,054	55,631
Uber Technologies, Inc. (a)	2,474,825	180,316
Visa, Inc., Class A	319,869	112,101
Walt Disney Co.	458,382	45,242
		1,534,247
Total Common Stocks (Cost $1,454,706)		2,932,665

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (e) (Cost $37,827)	37,826,738	37,827
Total Investments (100.3%) (Cost $1,492,533) (f)(g)(h)		2,970,492
Liabilities in Excess of Other Assets (–0.3%)		(9,121)
Net Assets (100.0%)		$2,961,371

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security (excluding 144A holdings) at March 31, 2025 amounts to $0 and represents 0.0% of net assets.
(d)	At March 31, 2025, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $52,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $799,738,000 and 27.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(h)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,565,764,000 and the aggregate gross unrealized depreciation is approximately $87,805,000, resulting in net unrealized appreciation of approximately $1,477,959,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	18.6%
Hotels, Restaurants & Leisure	12.4
Broadline Retail	12.4
Entertainment	9.6
Banks	8.7
Financial Services	8.7
Software	8.5
Textiles, Apparel & Luxury Goods	7.1
Interactive Media & Services	7.0
Ground Transportation	7.0
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments

Global Permanence Portfolio

	Shares	Value (000)
Common Stocks (93.8%)
Brazil (0.1%)
Vale SA	342	$4

Canada (5.9%)
Cameco Corp.	704	29
Canadian National Railway Co.	1,739	170
Constellation Software, Inc.	1	3
FirstService Corp.	19	3
Topicus.com, Inc. (a)	43	4
		209
France (15.1%)
Airbus SE	308	54
Christian Dior SE	80	46
EssilorLuxottica SA	181	52
Eurofins Scientific SE	3,091	165
Hermes International SCA	2	5
L’Oreal SA	155	58
LVMH Moet Hennessy Louis Vuitton SE	249	154
Remy Cointreau SA	43	2
		536
Germany (1.6%)
Birkenstock Holding PLC (a)	1,127	51
Linde PLC	8	4
		55
India (0.3%)
HDFC Bank Ltd. ADR	136	9

Italy (0.2%)
Brunello Cucinelli SpA	33	4
Ferrari NV	9	4
		8
Mexico (1.9%)
Alsea SAB de CV	8,700	18
Grupo Aeroportuario del Sureste SAB de CV ADR	185	51
		69
Netherlands (4.7%)
ASML Holding NV (Registered)	244	162
Universal Music Group NV	149	4
		166
United Kingdom (10.1%)
Babcock International Group PLC	18,335	173
Diageo PLC ADR	508	53
Domino’s Pizza Group PLC	13,947	51
Rentokil Initial PLC	8,077	37
Victoria PLC (a)	38,944	44
		358
United States (53.9%)
Amazon.com, Inc. (a)	424	81
American Tower Corp. REIT	641	139
Brown & Brown, Inc.	34	4
Celsius Holdings, Inc. (a)	4,627	165
Cloudflare, Inc., Class A (a)	3,341	376
Core & Main, Inc., Class A (a)	2,753	133
Danaher Corp.	628	129
Federal National Mortgage Association (a)	5,492	35
Floor & Decor Holdings, Inc., Class A (a)	1,977	159
Intercontinental Exchange, Inc.	782	135
Landbridge Co. LLC, Class A	2,042	147
MSCI, Inc.	14	8
QXO, Inc.	4,347	59
Royal Gold, Inc.	684	112
Royalty Pharma PLC, Class A	6,572	204
S&P Global, Inc.	16	8
Texas Pacific Land Corp.	2	2
Veralto Corp.	80	8
Waste Connections, Inc.	20	4
		1,908
Total Common Stocks (Cost $3,126)		3,322

Investment Company (3.0%)
United States (3.0%)
iShares Bitcoin Trust ETF (a) (Cost $87)	2,266	106

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	186	—

	Shares
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (c) (Cost $26)	25,547	26
Total Investments Excluding Purchased Options (97.5%) (Cost $3,239 )		3,454
Total Purchased Options Outstanding (0.2%) (Cost $17)		7
Total Investments (97.7%) (Cost $3,256) (d)(e)(f)(g)		3,461
Other Assets in Excess of Liabilities (2.3%)		82
Net Assets (100.0%)		$3,543

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	At March 31, 2025, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $849,000 and 24.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(f)	Securities are available for collateral in connection with purchased options.
(g)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $521,000 and the aggregate gross unrealized depreciation is approximately $316,000, resulting in net unrealized appreciation of approximately $205,000.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Permanence Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	522,551	$523	$1		$3	$(2)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct–25	955,310	955	2		4	(2)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	478,198	478	—	@	2	(2)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb–26	1,014,582	1,015	3		4	(1)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec–25	891,152	891	1		4	(3)
							$7		$17	$(10)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	54.1%
Information Technology Services	10.9
Life Sciences Tools & Services	8.5
Textiles, Apparel & Luxury Goods	7.6
Aerospace & Defense	6.6
Beverages	6.4
Pharmaceuticals	5.9
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments

Global Stars Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
Australia (1.3%)
Xero Ltd. (a)	6,573	$642

Canada (4.1%)
Constellation Software, Inc.	412	1,305
Shopify, Inc., Class A (a)	6,760	645
		1,950
China (7.8%)
Kweichow Moutai Co. Ltd., Class A	3,700	797
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	20,300	655
Tencent Holdings Ltd. (b)	16,300	1,042
Zhejiang Dingli Machinery Co. Ltd., Class A	149,400	1,218
		3,712
Denmark (2.3%)
DSV AS	5,583	1,080

Germany (8.0%)
SAP SE	14,217	3,810

Switzerland (5.5%)
Galderma Group AG (a)	12,324	1,302
On Holding AG, Class A (a)	30,170	1,325
		2,627
Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,662	1,106

United Kingdom (6.5%)
Experian PLC	26,182	1,213
Halma PLC	35,765	1,200
RELX PLC (LSE)	13,610	684
		3,097
United States (60.1%)
Alphabet, Inc., Class A	12,379	1,914
Aon PLC, Class A	3,715	1,483
Automatic Data Processing, Inc.	2,419	739
Booking Holdings, Inc.	285	1,313
Broadridge Financial Solutions, Inc.	6,336	1,536
Cencora, Inc.	3,636	1,011
Intercontinental Exchange, Inc.	9,175	1,583
Mastercard, Inc., Class A	3,069	1,682
MercadoLibre, Inc. (a)	336	655
Microsoft Corp.	3,643	1,368
MSCI, Inc.	2,148	1,215
Netflix, Inc. (a)	1,448	1,350
Old Dominion Freight Line, Inc.	3,222	533
Ryan Specialty Holdings, Inc.	18,669	1,379
S&P Global, Inc.	2,460	1,250
Salesforce, Inc.	3,562	956
Thermo Fisher Scientific, Inc.	1,605	799
Tradeweb Markets, Inc., Class A	11,628	1,726
Uber Technologies, Inc. (a)	18,875	1,375
UnitedHealth Group, Inc.	2,857	1,496
VeriSign, Inc. (a)	3,358	853
Visa, Inc., Class A	7,076	2,480
		28,696
Total Common Stocks (Cost $37,482)		46,720

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(c) (Cost $—)	1,639	—

	Shares
Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (d) (Cost $814)	814,437	814
Total Investments (99.6%) (Cost $38,296) (e)(f)(g)		47,534
Other Assets in Excess of Liabilities (0.4%)		212
Net Assets (100.0%)		$47,746

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	At March 31, 2025, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $13,643,000 and 28.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,070,000 and the aggregate gross unrealized depreciation is approximately $832,000, resulting in net unrealized appreciation of approximately $9,238,000.
ADR	American Depositary Receipt.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.9%
Software	17.0
Capital Markets	12.1
Professional Services	8.8
Financial Services	8.7
Interactive Media & Services	6.2
Insurance	6.0
Health Care Providers & Services	5.3
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (91.0%)
Automobiles (6.9%)
Tesla, Inc. (a)	926,827	$240,196

Biotechnology (1.1%)
ProKidney Corp. (a)(b)	1,833,417	1,606
Roivant Sciences Ltd. (a)	3,630,181	36,629
		38,235
Broadline Retail (8.7%)
Global-e Online Ltd. (Israel) (a)	2,296,705	81,877
MercadoLibre, Inc. (a)	113,052	220,550
		302,427
Capital Markets (0.4%)
Coinbase Global, Inc., Class A (a)	79,534	13,698

Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $18,812; acquired 12/22/15)	38,705	—

Entertainment (4.8%)
ROBLOX Corp., Class A (a)	2,861,981	166,825

Financial Services (8.8%)
Adyen NV (Netherlands) (a)	67,336	103,212
Affirm Holdings, Inc. (a)	3,723,624	168,271
Federal National Mortgage Association (a)	5,446,950	34,425
		305,908
Hotels, Restaurants & Leisure (9.9%)
Airbnb, Inc., Class A (a)	707,610	84,531
DoorDash, Inc., Class A (a)	1,423,869	260,241
		344,772
Information Technology Services (21.2%)
Cloudflare, Inc., Class A (a)	3,355,720	378,156
Shopify, Inc., Class A (Canada) (a)	2,437,669	232,517
Snowflake, Inc., Class A (a)	849,105	124,105
		734,778
Life Sciences Tools & Services (1.1%)
Danaher Corp.	182,487	37,410

Pharmaceuticals (4.8%)
Royalty Pharma PLC, Class A	5,364,765	167,005

Software (22.1%)
AppLovin Corp., Class A (a)	631,499	167,328
Aurora Innovation, Inc. (a)	25,156,679	169,179
Crowdstrike Holdings, Inc., Class A (a)	345,867	121,946
MicroStrategy, Inc., Class A (a)	724,196	208,764
Samsara, Inc., Class A (a)	2,609,784	100,033
		767,250
Specialized REITs (1.2%)
American Tower Corp. REIT	180,996	39,385
Total Common Stocks (Cost $2,301,051)		3,157,889

Preferred Stocks (4.1%)
Financial Services (0.5%)
Stripe, Inc., Series I(a)(c)(d) (acquisition cost — $12,876; acquired 3/17/23)	639,525	17,843

Software (3.6%)
Databricks, Inc., Series H(a)(c)(d) (acquisition cost — $102,163; acquired 8/31/21)	1,390,269	124,081
Total Preferred Stocks (Cost $115,039)		141,924

Investment Company (2.9%)
iShares Bitcoin Trust ETF (a) (Cost $85,132)	2,200,116	102,987

Short-Term Investments (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (e) (Cost $64,903)	64,903,024	64,903

Securities held as Collateral on Loaned Securities (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (e)	781,147	781

	Face Amount (000)
Repurchase Agreements (0.0%)‡
Merrill Lynch & Co., Inc., (4.20%, dated 3/31/25, due 4/1/25; proceeds $51; fully collateralized by a U.S. Government obligation; 3.75% due 8/15/27; valued at $52)	$51	51
Merrill Lynch & Co., Inc., (4.36%, dated 3/31/25, due 4/1/25; proceeds $140; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 1/31/26 - 2/15/46; valued at $142)	139	139
		190
Total Securities held as Collateral on Loaned Securities (Cost $971)		971
Total Short-Term Investments (Cost $65,874)		65,874
Total Investments Excluding Purchased Options (99.9%) (Cost $2,567,096)		3,468,674
Total Purchased Options Outstanding (0.2%) (Cost $15,962)		6,286
Total Investments (100.1%) (Cost $2,583,058) including $851 of Securities Loaned (f)(g)(h)(i)		3,474,960
Liabilities in Excess of Other Assets (–0.1%)		(4,376)
Net Assets (100.0%)		$3,470,584

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Growth Portfolio

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2025, were approximately $851,000 and $971,000, respectively. The Fund received cash collateral of approximately $971,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2025 amounts to approximately $141,924,000 and represents 4.1% of net assets.
(d)	At March 31, 2025, the Fund held fair valued securities at approximately $141,924,000, representing 4.1% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $41,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $103,212,000 and 3.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	Securities are available for collateral in connection with purchased options.
(h)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund engaged in cross-trade sales of approximately $11,391,000 which resulted in total realized loss of approximately $2,640,000.
(i)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,067,106,000 and the aggregate gross unrealized depreciation is approximately $175,204,000, resulting in net unrealized appreciation of approximately $891,902,000.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	429,969,490	$429,969	$616	$1,783	$(1,167)
Standard Chartered Bank	USD/CNH	CNH	7.77	Oct–25	852,322,605	852,323	1,354	3,710	(2,356)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	392,396,616	392,397	251	1,708	(1,457)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb–26	995,165,827	995,166	3,007	4,109	(1,102)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec–25	981,418,394	981,418	1,058	4,652	(3,594)
							$6,286	$15,962	$(9,676)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*
Classification	Percentage of Total Investments
Software	25.7%
Information Technology Services	21.2
Other**	18.2
Hotels, Restaurants & Leisure	10.0
Financial Services	9.3
Broadline Retail	8.7
Automobiles	6.9
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2025.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments

Inception Portfolio

	Shares	Value (000)
Common Stocks (92.0%)
Beverages (7.8%)
Celsius Holdings, Inc. (a)	674,757	$24,035

Biotechnology (8.8%)
Arbutus Biopharma Corp. (a)	2,126,968	7,423
Beam Therapeutics, Inc. (a)	29,843	583
Biohaven Ltd. (a)	25,660	617
Immunovant, Inc. (a)	41,388	707
Intellia Therapeutics, Inc. (a)	121,237	862
ProKidney Corp. (a)(b)	275,498	241
Recursion Pharmaceuticals, Inc., Class A (a)	74,570	395
Roivant Sciences Ltd. (a)	1,447,543	14,606
XOMA Royalty Corp. (a)	69,311	1,381
		26,815
Broadline Retail (6.4%)
Global-e Online Ltd. (Israel) (a)	548,414	19,551

Chemicals (0.1%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	28,362	162

Financial Services (7.3%)
Affirm Holdings, Inc. (a)	324,930	14,684
Burford Capital Ltd.	584,443	7,720
		22,404
Health Care Equipment & Supplies (1.7%)
Outset Medical, Inc. (a)(b)	18,188	201
Semler Scientific, Inc. (a)(b)	136,705	4,949
		5,150
Health Care Providers & Services (7.4%)
Agilon Health, Inc. (a)	5,262,547	22,787

Health Care Technology (0.2%)
Schrodinger, Inc. (a)	35,482	700

Hotels, Restaurants & Leisure (0.5%)
Sweetgreen, Inc., Class A (a)	63,386	1,586

Household Durables (0.6%)
Victoria PLC (United Kingdom) (a)	1,613,626	1,840

Information Technology Services (9.1%)
Cloudflare, Inc., Class A (a)	246,593	27,789

Leisure Products (4.6%)
Peloton Interactive, Inc., Class A (a)	2,238,913	14,150

Life Sciences Tools & Services (2.0%)
10X Genomics, Inc., Class A (a)	78,320	684
MaxCyte, Inc. (a)	951,451	2,598
Standard BioTools, Inc. (a)	2,680,905	2,895
		6,177
Metals & Mining (0.5%)
MP Materials Corp. (a)	62,090	1,516

Oil, Gas & Consumable Fuels (0.5%)
Sable Offshore Corp. (a)	61,624	1,563

Passenger Airlines (0.5%)
Joby Aviation, Inc. (a)	264,875	1,594

Personal Care Products (5.7%)
Oddity Tech Ltd., Class A (Israel) (a)	405,289	17,533

Pharmaceuticals (0.7%)
ATAI Life Sciences NV (a)(b)	511,994	696
GH Research PLC (a)(b)	74,570	822
Structure Therapeutics, Inc. ADR (China) (a)	31,982	554
		2,072
Real Estate Management & Development (6.3%)
Landbridge Co. LLC, Class A	261,629	18,822
Opendoor Technologies, Inc. (a)	608,891	621
		19,443
Software (12.4%)
Aurora Innovation, Inc. (a)	2,619,514	17,616
MicroStrategy, Inc., Class A (a)	40,822	11,768
QXO, Inc.	634,514	8,591
		37,975
Specialty Retail (2.4%)
Beyond, Inc. (a)	37,577	218
Floor & Decor Holdings, Inc., Class A (a)	54,332	4,372
RH (a)	907	213
Wayfair, Inc., Class A (a)	77,153	2,471
		7,274
Tech Hardware, Storage & Peripherals (2.8%)
IonQ, Inc. (a)	384,256	8,480

Trading Companies & Distributors (3.7%)
Core & Main, Inc., Class A (a)	232,952	11,254
Total Common Stocks (Cost $271,232)		281,850

Preferred Stocks (2.8%)
Health Care Technology (1.1%)
Included Health, Inc., Series B(a)(c)(d) (acquisition cost — $3,362; acquired 7/03/14)	3,269,139	3,335

Software (1.7%)
Lookout, Inc., Series F(a)(c)(d) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	5,285
Total Preferred Stocks (Cost $16,838)		8,620

Investment Company (3.2%)
iShares Bitcoin Trust ETF (a) (Cost $8,217)	212,347	9,940

No. of Warrants
Warrants (0.0%)
Life Sciences Tools & Services (0.0%)
SomaLogic, Inc. expires 8/31/26(a)(d) (Cost $203)	61,142	—

	Shares
Short-Term Investments (3.8%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (e) (Cost $7,122)	7,122,153	7,122

Securities held as Collateral on Loaned Securities (1.5%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (e)	3,556,466	3,556

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Inception Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Merrill Lynch & Co., Inc., (4.20%, dated 3/31/25, due 4/1/25; proceeds $231; fully collateralized by a U.S. Government obligation; 3.75% due 8/15/27; valued at $235)	$231	$231
Merrill Lynch & Co., Inc., (4.36%, dated 3/31/25, due 4/1/25; proceeds $635; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 1/31/26 - 2/15/46; valued at $648)	635	635
		866
Total Securities held as Collateral on Loaned Securities (Cost $4,422)		4,422
Total Short-Term Investments (Cost $11,544)		11,544
Total Investments Excluding Purchased Options (101.8%) (Cost $308,034)		311,954
Total Purchased Options Outstanding (0.2%) (Cost $1,389)		542
Total Investments (102.0%) (Cost $309,423) including $4,171 of Securities Loaned (f)(g)(h)(i)		312,496
Liabilities in Excess of Other Assets (–2.0%)		(6,083)
Net Assets (100.0%)		$306,413

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2025, were approximately $4,171,000 and $4,450,000, respectively. The Fund received cash collateral of approximately $4,422,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $28,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contracts (excluding 144A holdings) at March 31, 2025 amounts to approximately $8,620,000 and represents 2.8% of net assets.
(d)	At March 31, 2025, the Fund held fair valued securities valued at approximately $8,620,000, representing 2.8% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $5,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $1,840,000 and 0.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	Securities are available for collateral in connection with purchased options.
(h)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund engaged in cross-trade purchases of approximately $8,143,000.
(i)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $62,224,000 and the aggregate gross unrealized depreciation is approximately $59,151,000, resulting in net unrealized appreciation of approximately $3,073,000.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Inception Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	37,545,145	$37,545	$54	$156	$(102)
Standard Chartered Bank	USD/CNH	CNH	7.77	Oct–25	71,643,928	71,644	114	312	(198)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	37,836,821	37,837	24	164	(140)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb–26	85,420,861	85,421	258	353	(95)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec–25	85,292,422	85,292	92	404	(312)
							$542	$1,389	$(847)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	27.3%
Software	14.1
Information Technology Services	9.0
Biotechnology	8.7
Beverages	7.8
Health Care Providers & Services	7.4
Financial Services	7.3
Broadline Retail	6.4
Real Estate Management & Development	6.3
Personal Care Products	5.7
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2025.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
Brazil (1.5%)
NU Holdings Ltd., Class A(a)	3,680,850	$37,692

Canada (9.4%)
Brookfield Corp.	1,082,961	56,758
Brookfield Infrastructure Partners LP	1,217,942	36,282
Canada Goose Holdings, Inc.(a)(b)(c)	2,807,545	22,320
Canadian Pacific Kansas City Ltd.	1,179,662	82,787
Shopify, Inc., Class A(a)	464,552	44,311
		242,458
Denmark (7.3%)
DSV AS	968,424	187,275

France (22.2%)
EssilorLuxottica SA	158,509	45,677
Hermes International SCA	91,702	241,278
L’Oreal SA	269,756	100,266
LVMH Moet Hennessy Louis Vuitton SE	99,020	61,321
Schneider Electric SE	525,817	121,383
		569,925
Germany (1.1%)
Birkenstock Holding PLC(a)	629,624	28,868

Hong Kong (2.7%)
AIA Group Ltd.	9,030,700	68,361

India (8.2%)
HDFC Bank Ltd.	3,923,662	83,638
ICICI Bank Ltd. ADR	2,955,400	93,154
Titan Co. Ltd.	918,299	32,772
		209,564
Italy (6.2%)
Moncler SpA	2,571,884	158,421

Japan (5.4%)
Keyence Corp.	251,300	98,814
Sanrio Co. Ltd.	868,800	40,195
		139,009
Netherlands (5.1%)
Adyen NV(a)	26,990	41,370
ASML Holding NV	134,939	89,299
		130,669
Sweden (7.2%)
Spotify Technology SA(a)	338,051	185,938

Switzerland (5.8%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	284	37,268
Cie Financiere Richemont SA, Class A (Registered)	246,612	43,050
Straumann Holding AG (Registered)	572,153	69,267
		149,585
Taiwan (4.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	4,264,000	120,087

United Kingdom (4.5%)
London Stock Exchange Group PLC	584,739	86,849
Rightmove PLC	3,115,938	27,742
		114,591
United States (7.3%)
Liberty Media Corp.-Liberty Formula One, Class C(a)	685,583	61,710
MercadoLibre, Inc.(a)	64,298	125,437
		187,147
Total Common Stocks (Cost $1,731,560)		2,529,590

Short-Term Investments (1.9%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (d) (Cost $38,137)	38,136,509	38,137

Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (d)	7,492,259	7,492

	Face Amount (000)
Repurchase Agreements (0.1%)
Merrill Lynch & Co., Inc., (4.20%, dated 3/31/25, due 4/1/25; proceeds $486; fully collateralized by a U.S. Government obligation; 3.75% due 8/15/27; valued at $495)	$486	486
Merrill Lynch & Co., Inc., (4.36%, dated 3/31/25, due 4/1/25; proceeds $1,338; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 1/31/26 - 2/15/46; valued at $1,365)	1,338	1,338
		1,824
Total Securities held as Collateral on Loaned Securities (Cost $9,316)		9,316
Total Short-Term Investments (Cost $47,453)		47,453
Total Investments (100.5%) (Cost $1,779,013) including $12,341 of Securities Loaned (e)(f)(g)		2,577,043
Liabilities in Excess of Other Assets (–0.5%)		(12,716)
Net Assets (100.0%)		$2,564,327

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

International Advantage Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	For the three months ended March 31, 2025, proceeds from sale of Canada Goose Holdings, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was approximately $2,501,000, including net realized loss of approximately $4,751,000.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2025, were approximately $12,341,000 and $13,195,000, respectively. The Fund received cash collateral of approximately $9,316,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $3,879,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $14,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $1,754,333,000 and 68.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $909,077,000 and the aggregate gross unrealized depreciation is approximately $111,047,000, resulting in net unrealized appreciation of approximately $798,030,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	38.0%
Textiles, Apparel & Luxury Goods	22.9
Entertainment	9.6
Banks	8.4
Semiconductors & Semiconductor Equipment	8.2
Air Freight & Logistics	7.3
Capital Markets	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2025.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (97.2%)
Australia (0.7%)
Aristocrat Leisure Ltd.	98,842	$3,997

Belgium (1.0%)
KBC Group NV	62,326	5,681

Canada (4.3%)
Agnico Eagle Mines Ltd.	57,200	6,197
Constellation Software, Inc.	3,485	11,037
Tourmaline Oil Corp.	129,268	6,234
		23,468
China (3.8%)
ANTA Sports Products Ltd.(a)	444,000	4,882
Tencent Holdings Ltd.(a)	91,000	5,815
Tsingtao Brewery Co. Ltd., Class H(a)	1,378,000	9,923
		20,620
Denmark (4.0%)
DSV AS	51,685	9,995
Tryg AS	484,755	11,531
		21,526
Finland (4.4%)
Kone OYJ, Class B	244,200	13,474
Nordea Bank Abp	820,650	10,496
		23,970
France (16.5%)
Capgemini SE	88,329	13,272
Dassault Systemes SE	237,855	9,056
Legrand SA	107,727	11,409
L’Oreal SA	48,811	18,143
LVMH Moet Hennessy Louis Vuitton SE	16,696	10,339
Pernod Ricard SA	67,966	6,715
Safran SA	48,211	12,693
Sanofi SA	71,678	7,936
		89,563
Germany (11.4%)
Deutsche Boerse AG	26,893	7,935
Infineon Technologies AG	336,113	11,204
Merck KGaA	70,507	9,703
Qiagen NV(b)	291,204	11,569
SAP SE	79,061	21,184
		61,595
Hong Kong (2.0%)
AIA Group Ltd.(a)	1,408,000	10,658

Italy (2.6%)
Davide Campari-Milano NV	1,407,279	8,272
Moncler SpA	96,709	5,957
		14,229
Japan (7.3%)
Keyence Corp.	35,500	13,959
Murata Manufacturing Co. Ltd.	474,400	7,318
SMC Corp.	24,500	8,767
Sony Group Corp.	380,700	9,633
		39,677
Korea, Republic of (1.7%)
Samsung Electronics Co. Ltd.	228,052	9,041

Netherlands (5.4%)
ASML Holding NV	18,761	12,415
EXOR NV	88,730	8,058
Universal Music Group NV	323,364	8,929
		29,402
Singapore (1.1%)
DBS Group Holdings Ltd.	167,610	5,756

Spain (1.7%)
Amadeus IT Group SA	117,319	8,985

Sweden (3.1%)
Epiroc AB, Class A	318,385	6,411
Hexagon AB, Class B	948,013	10,134
		16,545
Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	73,885	12,265

United Kingdom (23.9%)
Anglo American PLC	285,392	7,999
Associated British Foods PLC	343,748	8,522
AstraZeneca PLC	93,048	13,664
Experian PLC	130,910	6,066
Haleon PLC	2,324,460	11,739
Halma PLC	374,358	12,560
Hiscox Ltd.	414,741	6,317
London Stock Exchange Group PLC	64,680	9,607
NatWest Group PLC	1,239,811	7,320
Reckitt Benckiser Group PLC	77,506	5,241
RELX PLC (Euronext NV)	89,742	4,511
RELX PLC (LSE)	80,835	4,060
Rightmove PLC	1,351,266	12,031
Shell PLC	309,077	11,250
St. James’s Place PLC	651,760	8,285
		129,172
Total Common Stocks (Cost $393,299)		526,150

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40(b)(c) (Cost $—)	18,454	—

	Shares
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (d) (Cost $8,417)	8,417,173	8,417
Total Investments (98.8%) (Cost $401,716) (e)(f)(g)		534,567
Other Assets in Excess of Liabilities (1.2%)		6,537
Net Assets (100.0%)		$541,104

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	At March 31, 2025, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $490,417,000 and 90.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $148,867,000 and the aggregate gross unrealized depreciation is approximately $16,016,000, resulting in net unrealized appreciation of approximately $132,851,000.
ADR	American Depositary Receipt.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition
Classification	Percentage of Total Investments
Other*	53.1%
Electronic Equipment, Instruments & Components	8.2
Pharmaceuticals	8.1
Software	7.7
Semiconductors & Semiconductor Equipment	6.7
Banks	5.6
Machinery	5.3
Insurance	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (97.6%)
Brazil (5.4%)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	790,916	$14,137
NU Holdings Ltd., Class A(a)	2,522,627	25,832
		39,969
Canada (3.9%)
Canadian Pacific Kansas City Ltd.	113,559	7,970
Shopify, Inc., Class A(a)	220,195	21,003
		28,973
China (12.9%)
Kweichow Moutai Co. Ltd., Class A	68,431	14,739
Meituan, Class B(a)(b)	1,472,520	29,631
PDD Holdings, Inc. ADR(a)	89,195	10,556
Tencent Holdings Ltd.(b)	209,800	13,406
Trip.com Group Ltd. ADR	426,725	27,131
		95,463
Denmark (5.7%)
DSV AS	217,612	42,082

France (12.2%)
Hermes International SCA	12,942	34,052
L’Oreal SA	31,375	11,662
LVMH Moet Hennessy Louis Vuitton SE	22,342	13,836
Schneider Electric SE	133,709	30,866
		90,416
India (12.5%)
Axis Bank Ltd.	878,539	11,269
HDFC Bank Ltd.	1,288,013	27,456
ICICI Bank Ltd. ADR	1,006,995	31,740
Titan Co. Ltd.	359,389	12,826
Zomato Ltd.(a)	4,208,343	9,886
		93,177
Italy (3.8%)
Moncler SpA	452,135	27,850

Japan (6.6%)
Keyence Corp.	38,200	15,021
Sanrio Co. Ltd.	736,900	34,093
		49,114
Korea, Republic of (6.5%)
Coupang, Inc.(a)	1,392,401	30,536
KakaoBank Corp.	1,167,589	17,632
		48,168
Netherlands (4.0%)
Adyen NV(a)	7,077	10,847
ASML Holding NV	28,192	18,657
		29,504
Singapore (1.8%)
Grab Holdings Ltd., Class A(a)	2,957,920	13,399

Sweden (5.7%)
Spotify Technology SA(a)	76,901	42,298

Switzerland (1.5%)
On Holding AG, Class A(a)	260,741	11,452

Taiwan (3.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	903,000	25,431

United Kingdom (3.2%)
London Stock Exchange Group PLC	160,224	23,797

United States (8.5%)
Liberty Media Corp.-Liberty Formula One, Class C(a)	190,924	17,185
MercadoLibre, Inc.(a)	23,673	46,183
		63,368
Total Common Stocks (Cost $486,035)		724,461

Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (c) (Cost $19,158)	19,157,857	19,158
Total Investments (100.2%) (Cost $505,193) (d)(e)(f)		743,619
Liabilities in Excess of Other Assets (–0.2%)		(1,256)
Net Assets (100.0%)		$742,363

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $9,000 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $425,039,000 and 57.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $283,986,000 and the aggregate gross unrealized depreciation is approximately $45,560,000, resulting in net unrealized appreciation of approximately $238,426,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.0%
Banks	15.3
Textiles, Apparel & Luxury Goods	13.4
Broadline Retail	11.7
Hotels, Restaurants & Leisure	9.0
Entertainment	8.0
Semiconductors & Semiconductor Equipment	5.9
Air Freight & Logistics	5.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments

International Resilience Portfolio

	Shares	Value (000)
Common Stocks (94.8%)
Australia (1.3%)
Aristocrat Leisure Ltd.	604	$24

Canada (2.3%)
Constellation Software, Inc.	14	44

Denmark (2.2%)
DSV AS	220	42

Finland (2.9%)
Kone OYJ, Class B	1,009	56

France (18.3%)
Capgemini SE	344	52
Dassault Systemes SE	897	34
Legrand SA	487	51
L’Oreal SA	201	75
LVMH Moet Hennessy Louis Vuitton SE	68	42
Pernod Ricard SA	239	24
Safran SA	208	55
Sanofi SA	163	18
		351
Germany (13.9%)
Deutsche Boerse AG	178	52
Infineon Technologies AG	708	24
Merck KGaA	215	30
Qiagen NV(a)	1,219	48
SAP SE	417	112
		266
Hong Kong (1.5%)
AIA Group Ltd.	3,800	29

Italy (3.3%)
Davide Campari-Milano NV	5,916	35
Moncler SpA	456	28
		63
Japan (4.1%)
Keyence Corp.	200	79

Netherlands (5.1%)
ASML Holding NV	86	57
Universal Music Group NV	1,497	41
		98
Spain (2.0%)
Amadeus IT Group SA	495	38

Sweden (4.2%)
Epiroc AB, Class A	1,494	30
Hexagon AB, Class B	4,711	50
		80
Switzerland (0.9%)
Alcon AG	190	18

Taiwan (2.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	337	56

United Kingdom (19.5%)
AstraZeneca PLC	332	49
Experian PLC	963	45
Haleon PLC	12,567	63
Halma PLC	1,685	56
London Stock Exchange Group PLC	401	60
RELX PLC (LSE)	974	49
Rightmove PLC	5,757	51
		373
United States (10.4%)
Aon PLC, Class A	111	44
Procter & Gamble Co.	280	48
Thermo Fisher Scientific, Inc.	70	35
Visa, Inc., Class A	206	72
		199
Total Common Stocks (Cost $1,571)		1,816

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40(a)(b) (Cost $—)	31	—

	Shares
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (c) (Cost $31)	30,944	31
Total Investments (96.4%) (Cost $1,602) (d)(e)(f)		1,847
Other Assets in Excess of Liabilities (3.6%)		68
Net Assets (100.0%)		$1,915

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

International Resilience Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	At March 31, 2025, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $1,517,000 and 79.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $333,000 and the aggregate gross unrealized depreciation is approximately $88,000, resulting in net unrealized appreciation of approximately $245,000.
ADR	American Depositary Receipt.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	52.4%
Software	10.3
Electronic Equipment, Instruments & Components	10.0
Pharmaceuticals	8.7
Semiconductors & Semiconductor Equipment	7.4
Capital Markets	6.1
Professional Services	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments

Multi-Asset Real Return Portfolio

	Shares	Value (000)
Common Stocks (21.6%)
Australia (1.6%)
Ampol Ltd.	45	$1
BHP Group Ltd.	1,480	36
BlueScope Steel Ltd.	136	2
Capricorn Metals Ltd. (a)	481	2
Emerald Resources NL (a)	776	2
Evolution Mining Ltd.	2,511	11
Fortescue Ltd.	495	5
Genesis Minerals Ltd. (a)	1,467	3
Gold Road Resources Ltd.	1,462	3
James Hardie Industries PLC (a)	129	3
Mineral Resources Ltd. (a)	56	1
Northern Star Resources Ltd.	1,634	19
Orica Ltd.	147	1
Perseus Mining Ltd.	1,769	4
Pilbara Minerals Ltd. (a)	873	1
Ramelius Resources Ltd.	1,484	2
Regis Resources Ltd. (a)	948	2
Rio Tinto Ltd.	108	8
Santos Ltd.	620	3
South32 Ltd.	1,323	3
Vault Minerals Ltd. (a)	8,397	2
West African Resources Ltd. (a)	1,329	2
Westgold Resources Ltd.	588	1
Woodside Energy Group Ltd.	378	5
		122
Austria (0.0%)‡
OMV AG	29	2
Voestalpine AG	39	1
		3
Belgium (0.0%)‡
Syensqo SA	22	1
Umicore SA	71	1
		2
Canada (4.7%)
Agnico Eagle Mines Ltd. (NYSE)	401	43
Agnico Eagle Mines Ltd. (TSX)	145	16
Alamos Gold, Inc., Class A	499	13
ARC Resources Ltd.	113	2
Aya Gold & Silver, Inc. (a)	151	1
B2Gold Corp. (b)	1,595	5
Barrick Gold Corp. (NYSE)	1,469	29
Barrick Gold Corp. (LSE) (TSX)	514	10
Calibre Mining Corp. (a)	914	2
Cameco Corp.	85	3
Canadian Natural Resources Ltd.	421	13
CCL Industries, Inc., Class B	44	2
Cenovus Energy, Inc.	278	4
Centerra Gold, Inc.	264	2
Dundee Precious Metals, Inc.	231	3
Eldorado Gold Corp. (a)	253	4
Enbridge, Inc.	422	19
Equinox Gold Corp. (a)	398	3
First Majestic Silver Corp.	354	2
First Quantum Minerals Ltd. (a)	206	3
Fortuna Mining Corp. (a)	378	2
Franco-Nevada Corp. (NYSE)	155	24
Franco-Nevada Corp. (TSX) (b)	55	9
IAMGOLD Corp. (a)	614	4
Imperial Oil Ltd.	35	3
Ivanhoe Mines Ltd., Class A (a)(b)	194	2
K92 Mining, Inc. (a)	295	3
Keyera Corp.	44	1
Kinross Gold Corp. (NYSE)	1,521	19
Kinross Gold Corp. (TSX)	358	4
Lundin Mining Corp. (b)	201	2
MAG Silver Corp. (a)	127	2
MEG Energy Corp. (b)	52	1
New Gold, Inc. (a)	855	3
Nutrien Ltd. (b)	144	7
OceanaGold Corp.	865	3
Osisko Gold Royalties Ltd. (b)	231	5
Pan American Silver Corp. (NYSE)	448	12
Pan American Silver Corp. (TSX)	107	3
Parkland Corp.	28	1
Pembina Pipeline Corp.	115	5
Sandstorm Gold Ltd.	368	3
South Bow Corp. (b)	39	1
SSR Mining, Inc. (a)	251	2
Suncor Energy, Inc.	254	10
TC Energy Corp. (b)	206	10
Teck Resources Ltd., Class B	136	5
Torex Gold Resources, Inc. (a)	108	3
Tourmaline Oil Corp. (b)	67	3
Wesdome Gold Mines Ltd. (a)	187	2
West Fraser Timber Co. Ltd.	17	1
Wheaton Precious Metals Corp. (NYSE)	366	28
Wheaton Precious Metals Corp. (TSX)	133	10
		372
China (0.3%)
Zhaojin Mining Industry Co. Ltd., H Shares (c)	3,594	7
Zijin Mining Group Co. Ltd., H Shares (c)	6,628	15
		22
Denmark (0.1%)
Novozymes AS Series B	109	6

Finland (0.1%)
Neste OYJ	82	1
Stora Enso OYJ, Class R	179	2
UPM-Kymmene OYJ (b)	157	4
		7
France (0.8%)
Air Liquide SA	168	32
ArcelorMittal SA	149	4
Arkema SA	18	1
TotalEnergies SE	432	28
		65

Morgan Stanley Institutional Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Multi-Asset Real Return Portfolio

	Shares	Value (000)
Germany (1.2%)
BASF SE	261	$13
Covestro AG (a)	55	3
Evonik Industries AG	72	2
Heidelberg Materials AG	37	6
Linde PLC	141	66
Symrise AG	38	4
		94
Ireland (0.2%)
CRH PLC	203	18

Israel (0.0%)‡
ICL Group Ltd.	234	1

Italy (0.1%)
Eni SpA	437	7
Tenaris SA	91	2
		9
Japan (0.6%)
Asahi Kasei Corp.	367	2
ENEOS Holdings, Inc.	572	3
Idemitsu Kosan Co. Ltd.	185	1
Inpex Corp.	194	3
JFE Holdings, Inc. (b)	168	2
Mitsubishi Chemical Group Corp.	393	2
Mitsui Chemicals, Inc.	54	1
Nippon Paint Holdings Co. Ltd.	290	2
Nippon Sanso Holdings Corp.	54	2
Nippon Steel Corp. (b)	249	5
Nissan Chemical Corp.	37	1
Nitto Denko Corp.	210	4
Shin-Etsu Chemical Co. Ltd.	526	15
Sumitomo Metal Mining Co. Ltd.	76	2
Toray Industries, Inc.	405	3
		48
Netherlands (0.1%)
Akzo Nobel NV	50	3
DSM-Firmenich AG	53	5
OCI NV (a)	36	1
		9
Norway (0.1%)
Aker BP ASA	61	1
Equinor ASA	179	5
Norsk Hydro ASA	388	2
Yara International ASA	52	2
		10
Peru (0.1%)
Cia de Minas Buenaventura SAA ADR	312	5

Portugal (0.0%)‡
Galp Energia SGPS SA	89	2

South Africa (0.4%)
DRDGOLD Ltd. ADR	110	2
Gold Fields Ltd. ADR	910	20
Harmony Gold Mining Co. Ltd. ADR (b)	778	11
		33
Spain (0.0%)‡
Repsol SA	243	3

Sweden (0.1%)
Boliden AB	79	3
Holmen AB, Class B (b)	24	1
Svenska Cellulosa AB SCA, Class B (a)(b)	178	2
		6
Switzerland (0.6%)
Clariant AG (Registered) (a)	74	1
EMS-Chemie Holding AG (Registered)	2	1
Givaudan SA (Registered)	3	13
Holcim AG (a)	153	16
SIG Group AG (a)	93	2
Sika AG (Registered) (a)	45	11
		44
United Kingdom (1.9%)
Anglo American PLC	371	10
Anglogold Ashanti PLC (LSE)	176	7
Anglogold Ashanti PLC (NYSE)	528	20
Antofagasta PLC	116	3
BP PLC	3,410	19
Croda International PLC	40	1
Endeavour Mining PLC (LSE)	58	1
Endeavour Mining PLC (TSX)	307	7
Glencore PLC (a)	3,025	11
Mondi PLC	135	2
Rio Tinto PLC	329	20
Shell PLC	1,295	47
		148
United States (8.6%)
Air Products & Chemicals, Inc.	65	19
Albemarle Corp.	34	2
Amcor PLC	422	4
APA Corp.	71	2
Avery Dennison Corp.	23	4
Baker Hughes Co.	200	9
Ball Corp.	93	5
Celanese Corp.	32	2
CF Industries Holdings, Inc.	55	4
Cheniere Energy, Inc.	47	11
Chevron Corp.	355	59
Cleveland-Cliffs, Inc. (a)	155	1
Coeur Mining, Inc. (a)	771	5
ConocoPhillips	266	28
Corteva, Inc.	205	13
Coterra Energy, Inc.	151	4
Crown Holdings, Inc.	35	3
Devon Energy Corp.	127	5
Diamondback Energy, Inc.	33	5
Dow, Inc.	204	7
DuPont de Nemours, Inc.	126	9
Eastman Chemical Co.	34	3
Ecolab, Inc.	75	19
EOG Resources, Inc.	117	15

Morgan Stanley Institutional Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Multi-Asset Real Return Portfolio

	Shares	Value (000)
United States (cont’d)
EQT Corp.	77	$4
Expand Energy Corp.	22	2
Exxon Mobil Corp.	902	107
FMC Corp.	37	2
Freeport-McMoRan, Inc.	418	16
Halliburton Co.	178	5
Hecla Mining Co.	779	4
Hess Corp.	54	9
HF Sinclair Corp.	30	1
International Flavors & Fragrances, Inc.	75	6
International Paper Co.	96	5
Kinder Morgan, Inc.	398	11
LyondellBasell Industries NV, Class A	76	5
Marathon Petroleum Corp.	75	11
Martin Marietta Materials, Inc.	18	9
Mosaic Co.	96	3
Newmont Corp. (TSX)	1,262	61
Nucor Corp.	72	9
Occidental Petroleum Corp.	131	7
ONEOK, Inc.	116	12
Ovintiv, Inc.	49	2
Packaging Corp. of America	26	5
Phillips 66	86	11
PPG Industries, Inc.	69	8
Reliance, Inc.	17	5
Royal Gold, Inc.	81	13
RPM International, Inc.	37	4
Schlumberger NV	283	12
Sherwin-Williams Co.	72	25
Smurfit WestRock PLC	151	7
Steel Dynamics, Inc.	46	6
Targa Resources Corp.	42	8
Texas Pacific Land Corp.	4	5
Valero Energy Corp.	68	9
Vulcan Materials Co.	38	9
Westlake Corp.	12	1
Williams Cos., Inc.	242	14
		671
Total Common Stocks (Cost $1,528)		1,700

Face Amount (000)
U.S. Treasury Security (50.0%)
United States (50.0%)
U.S. Treasury Inflation-Indexed Notes, 2.13%, 1/15/35 (Cost $3,897)	$3,822	3,925

	Shares
Short-Term Investments (26.2%)
Investment Company (25.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class 4.21% (d) (Cost $2,028)	2,027,526	2,028

Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class 4.14% (d)	22,125	22

	Face Amount (000)
Repurchase Agreements (0.1%)
Merrill Lynch & Co., Inc., (4.20%, dated 3/31/25, due 4/1/25; proceeds $1; fully collateralized by a U.S. Government obligation; 3.75% due 8/15/27; valued at $1)	$1	1
Merrill Lynch & Co., Inc., (4.36%, dated 3/31/25, due 4/1/25; proceeds $4; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 1/31/26 - 2/15/46; valued at $4)	4	4
		5
Total Securities held as Collateral on Loaned Securities (Cost $27)		27
Total Short-Term Investments (Cost $2,055)		2,055
Total Investments (97.8%) (Cost $7,480) including $66 of Securities Loaned (e)(f)(g)(h)		7,680
Other Assets in Excess of Liabilities (2.2%)		175
Net Assets (100.0%)		$7,855

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2025, were approximately $66,000 and $69,000, respectively. The Fund received cash collateral of approximately $27,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $42,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	Securities are available for collateral in connection with foreign currency forward exchange contracts, futures contract and swap agreement.
(f)	The approximate fair value and percentage of net assets, $519,000 and 6.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(h)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $477,000 and the aggregate gross unrealized depreciation is approximately $110,000, resulting in net unrealized appreciation of approximately $367,000.
ADR	American Depositary Receipt.
LSE	London Stock Exchange.
NYSE	New York Stock Exchange.
TSX	Toronto Stock Exchange.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Multi-Asset Real Return Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2025:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	GBP	10			$13		6/18/25		$—	@
Citibank NA	GBP	12			$16		6/18/25		—	@
Goldman Sachs International		$—	@	CHF	—	@	6/18/25		(—	@)
Goldman Sachs International		$16		EUR	15		6/18/25		(—	@)
Goldman Sachs International		$1		SEK	10		6/18/25		(—	@)
JPMorgan Chase Bank NA	GBP	1			$1		6/18/25		—	@
JPMorgan Chase Bank NA		$—	@	CHF	—	@	6/18/25		(—	@)
JPMorgan Chase Bank NA		$9		JPY	1,361		6/18/25		(—	@)
								$	(—	@)

Futures Contract:

The Fund had the following futures contract open at March 31, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Long:
COMEX Gold 100 OZ (United States)	5	Jun-25	$1	$1,575	$180

Total Return Swap Agreement:

The Fund had the following total return swap agreement open at March 31, 2025:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Goldman Sachs & Co. LLC	S&P GSCI Total Return Index	Pay	USB3MTA + 0.10%	Maturity	4/16/25	$367	$(13)	$—	$(13)

@	Value is less than $500.
CHF —	Swiss Franc
EUR —	Euro
GBP —	British Pound
JPY —	Japanese Yen
SEK —	Swedish Krona

Portfolio Composition*

Classification	Percentage of Total Investments
U.S. Treasury Security	51.3%
Short-Term Investments	26.5
Metals & Mining	8.8
Oil, Gas & Consumable Fuels	7.1
Other**	6.3
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2025.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open futures contract with a value of approximately $1,575,000 and unrealized appreciation of approximately $180,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of less than $500. Also does not include an open swap agreement with unrealized depreciation of approximately $13,000.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments

Next Gen Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (98.7%)
Argentina (2.4%)
Despegar.com Corp. (a)	12,161	$228
Vista Energy SAB de CV ADR (a)	4,782	223
		451
Australia (1.3%)
Perseus Mining Ltd.	116,575	245

Bangladesh (4.9%)
BRAC Bank PLC	809,499	338
Square Pharmaceuticals PLC	324,469	584
		922
Egypt (5.7%)
Commercial International Bank - Egypt (CIB) GDR	427,596	647
Fawry for Banking & Payment Technology Services SAE (a)	2,263,555	430
		1,077
Germany (0.5%)
Jumia Technologies AG ADR (a)	39,584	85

Indonesia (10.4%)
Cisarua Mountain Dairy Tbk. PT	1,512,600	415
Map Aktif Adiperkasa PT	11,430,800	455
Medikaloka Hermina Tbk. PT	8,760,200	561
Selamat Sempurna Tbk. PT	2,447,900	251
Sumber Alfaria Trijaya Tbk. PT	2,251,800	279
		1,961
Kazakhstan (9.3%)
Halyk Savings Bank of Kazakhstan JSC GDR	25,206	622
Kaspi.KZ JSC ADR	4,963	461
NAC Kazatomprom JSC GDR	20,484	669
		1,752
Kenya (2.4%)
Safaricom PLC	3,207,641	454

Nigeria (2.2%)
Guaranty Trust Holding Co. PLC	9,168,020	412

Pakistan (6.3%)
Meezan Bank Ltd.	514,196	454
Systems Ltd.	380,682	738
		1,192
Peru (3.4%)
Credicorp Ltd.	2,386	444
Southern Copper Corp.	1,997	187
		631
Philippines (9.5%)
Bank of the Philippine Islands	184,920	427
BDO Unibank, Inc.	139,260	373
Century Pacific Food, Inc.	1,225,900	783
International Container Terminal Services, Inc.	31,520	196
		1,779
Slovenia (4.0%)
Nova Ljubljanska Banka DD GDR	24,874	758

South Africa (1.4%)
Standard Bank Group Ltd.	20,691	270

Turkey (0.7%)
Logo Yazilim Sanayi Ve Ticaret AS	41,889	135

United Arab Emirates (3.1%)
Emaar Properties PJSC	160,122	580

United States (8.3%)
EPAM Systems, Inc. (a)	1,594	269
Grid Dynamics Holdings, Inc. (a)	21,352	334
MercadoLibre, Inc. (a)	488	952
		1,555
Vietnam (22.9%)
Bank for Foreign Trade of Vietnam JSC (a)	268,736	674
Binh Minh Plastics JSC	108,900	510
FPT Corp.	297,014	1,413
Mobile World Investment Corp.	253,488	586
Phu Nhuan Jewelry JSC	216,200	706
Vietnam Dairy Products JSC	174,692	415
		4,304
Total Common Stocks (Cost $15,148)		18,563

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.27% (b) (Cost $192)	192,424	192
Total Investments (99.7%) (Cost $15,340) (c)(d)(e)		18,755
Other Assets in Excess of Liabilities (0.3%)		62
Net Assets (100.0%)		$18,817

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $14,950,000 and 79.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,605,000 and the aggregate gross unrealized depreciation is approximately $1,190,000, resulting in net unrealized appreciation of approximately $3,415,000.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.7%
Banks	28.8
Information Technology Services	14.8
Food Products	8.6
Broadline Retail	5.6
Specialty Retail	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments

Passport Overseas Equity Portfolio

	Shares	Value (000)
Common Stocks (90.4%)
Argentina (2.8%)
Despegar.com Corp. (a)	217,462	$4,086

Canada (8.3%)
Agnico Eagle Mines Ltd.	18,826	2,040
Bank of Nova Scotia	38,856	1,842
Canadian Imperial Bank of Commerce (b)	33,610	1,891
Canadian Natural Resources Ltd.	21,963	676
Constellation Software, Inc.	261	826
Royal Bank of Canada	20,065	2,260
Suncor Energy, Inc.	47,726	1,848
Tourmaline Oil Corp. (b)	17,229	831
		12,214
China (1.7%)
Tencent Holdings Ltd. (c)	38,400	2,454

Denmark (0.7%)
Novo Nordisk AS, Class B	15,457	1,057

Egypt (0.4%)
Commercial International Bank - Egypt (CIB)	405,712	661

France (9.1%)
Air Liquide SA	8,531	1,621
Airbus SE	15,792	2,781
L’Oreal SA	2,965	1,102
Pernod Ricard SA	9,190	908
Sanofi SA	19,701	2,181
Schneider Electric SE	11,433	2,639
TotalEnergies SE	15,957	1,028
Verallia SA	35,612	1,106
		13,366
Germany (7.9%)
Linde PLC	4,266	1,986
Rheinmetall AG	2,012	2,879
SAP SE	14,084	3,774
Siemens AG (Registered)	12,911	2,982
		11,621
India (6.8%)
Apollo Hospitals Enterprise Ltd.	18,435	1,424
HDFC Bank Ltd. ADR	52,453	3,485
ICICI Bank Ltd.	168,630	2,650
Reliance Industries Ltd.	82,156	1,221
State Bank of India	145,889	1,312
		10,092
Indonesia (0.6%)
Bank Central Asia Tbk. PT	1,664,700	851

Ireland (3.2%)
AIB Group PLC	461,383	2,980
Ryanair Holdings PLC ADR	39,700	1,682
		4,662
Israel (1.5%)
CyberArk Software Ltd. (a)	6,700	2,265

Japan (6.2%)
FANUC Corp.	21,750	592
Hoya Corp.	5,900	666
Keyence Corp.	6,500	2,556
Recruit Holdings Co. Ltd.	29,900	1,549
Sony Group Corp.	146,465	3,706
		9,069
Korea, Republic of (5.0%)
Hanwha Aerospace Co. Ltd.	6,821	2,931
Samsung Electronics Co. Ltd.	113,200	4,488
		7,419
Malaysia (1.0%)
CIMB Group Holdings Bhd.	431,100	683
Malayan Banking Bhd.	334,600	764
		1,447
Netherlands (3.5%)
ASML Holding NV	2,841	1,880
Universal Music Group NV	69,479	1,918
Wolters Kluwer NV	8,554	1,332
		5,130
Norway (1.6%)
Var Energi ASA	735,993	2,367

Singapore (1.8%)
Sea Ltd. ADR (a)	20,628	2,692

Slovenia (1.5%)
Nova Ljubljanska Banka DD GDR	74,073	2,258

South Africa (1.7%)
Anglo American Platinum Ltd.	40,646	1,635
Northam Platinum Holdings Ltd.	128,516	920
		2,555
Spain (2.7%)
CaixaBank SA	411,029	3,202
Iberdrola SA	49,921	806
		4,008
Switzerland (3.9%)
Nestle SA (Registered)	10,898	1,101
Novartis AG (Registered)	21,272	2,363
Roche Holding AG (Genusschein)	7,077	2,329
		5,793
Taiwan (5.2%)
Alchip Technologies Ltd.	12,000	1,012
MediaTek, Inc.	22,000	948
Taiwan Semiconductor Manufacturing Co. Ltd.	201,000	5,661
		7,621
United Kingdom (9.2%)
AstraZeneca PLC	22,494	3,303
BAE Systems PLC	52,061	1,051
Glencore PLC (a)	247,966	908
Shell PLC	81,138	2,953
Unilever PLC	32,525	1,938
Unilever PLC CVA	56,188	3,353
		13,506
United States (4.1%)
Eli Lilly & Co.	1,102	910
MercadoLibre, Inc. (a)	1,578	3,078
Vertex Pharmaceuticals, Inc. (a)	4,261	2,066
		6,054
Total Common Stocks (Cost $92,555)		133,248

Morgan Stanley Institutional Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Passport Overseas Equity Portfolio

	Shares	Value (000)
Preferred Stock (1.0%)
United States (1.0%)
Neurogenesis, Inc., Series A (a)(d)(e) (acquisition cost — $1,250; acquired 12/16/21)	32,692	$1,375

Short-Term Investment (7.5%)
Investment Company (7.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (f) (Cost $11,099)	11,098,765	11,099
Total Investments (98.9%) (Cost $104,904) including $2,670 of Securities Loaned (g)(h)(i)(j)		145,722
Other Assets in Excess of Liabilities (1.1%)		1,664
Net Assets (100.0%)		$147,386

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2025, were approximately $2,670,000 and $2,776,000, respectively. The Fund received non-cash collateral of approximately $2,776,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2025 amounts to approximately $1,375,000 and represents 0.9% of net assets.
(e)	At March 31, 2025, the Fund held a fair valued security valued at approximately $1,375,000, representing 0.9% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Fund.
(g)	The approximate fair value and percentage of net assets, $98,123,000 and 66.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(h)	Securities are available for collateral in connection with futures contracts.
(i)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(j)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $44,306,000 and the aggregate gross unrealized depreciation is approximately $3,699,000, resulting in net unrealized appreciation of approximately $40,607,000.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
GDR	Global Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Passport Overseas Equity Portfolio

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Depreciation (000)
Long:
FTSE 250 Index (United Kingdom)	69	Jun-25	GBP	—	@	$3,471	$(92)
Hang Seng Index (Hong Kong)	33	Apr-25	HKD	2		4,911	(119)
							$(211)

@	Amount is less than $500
FTSE	Financial Times Stock Exchange.
GBP —	British Pound
HKD —	Hong Kong Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	46.5%
Banks	17.0
Pharmaceuticals	8.3
Short-Term Investments	7.6
Oil, Gas & Consumable Fuels	7.5
Aerospace & Defense	6.6
Semiconductors & Semiconductor Equipment	6.5
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $8,382,000 and net unrealized depreciation of approximately $211,000.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments

Permanence Portfolio

	Shares	Value (000)
Common Stocks (93.6%)
Aerospace & Defense (0.3%)
Axon Enterprise, Inc. (a)	7	$4
HEICO Corp., Class A	22	5
TransDigm Group, Inc.	4	5
		14
Beverages (6.8%)
Celsius Holdings, Inc. (a)	8,908	317

Broadline Retail (3.3%)
Amazon.com, Inc. (a)	806	153

Capital Markets (6.0%)
Intercontinental Exchange, Inc.	1,491	257
MSCI, Inc.	19	11
S&P Global, Inc.	23	12
		280
Chemicals (0.2%)
Ecolab, Inc.	19	5
Sherwin-Williams Co.	12	4
		9
Commercial Services & Supplies (0.5%)
Cintas Corp.	21	4
Copart, Inc. (a)	75	4
Rollins, Inc.	93	5
Veralto Corp.	110	11
		24
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	8	4

Distributors (0.1%)
Pool Corp.	12	4

Diversified Consumer Services (0.1%)
Service Corp. International	54	4

Entertainment (0.3%)
Netflix, Inc. (a)	5	5
Walt Disney Co.	101	10
		15
Financial Services (1.0%)
Federal National Mortgage Association (a)	7,271	46

Food Products (2.8%)
Hershey Co.	685	117
McCormick & Co., Inc.	148	12
		129
Ground Transportation (4.8%)
Union Pacific Corp.	942	223

Health Care Equipment & Supplies (0.1%)
Intuitive Surgical, Inc. (a)	9	4

Health Care Technology (0.3%)
Veeva Systems, Inc., Class A (a)	54	13

Hotels, Restaurants & Leisure (1.7%)
Domino’s Pizza, Inc.	28	13
McDonald’s Corp.	40	13
Starbucks Corp.	53	5
Vail Resorts, Inc.	295	47
		78
Household Durables (1.0%)
NVR, Inc. (a)	1	7
Victoria PLC (United Kingdom) (a)	35,776	41
		48
Information Technology Services (11.4%)
Cloudflare, Inc., Class A (a)	4,680	527
Gartner, Inc. (a)	9	4
		531
Insurance (0.1%)
Brown & Brown, Inc.	44	5

Life Sciences Tools & Services (5.1%)
Danaher Corp.	1,085	222
Illumina, Inc. (a)	137	11
Thermo Fisher Scientific, Inc.	7	4
		237
Metals & Mining (3.1%)
Royal Gold, Inc.	885	145

Oil, Gas & Consumable Fuels (0.9%)
Cameco Corp. (Canada)	911	37
Texas Pacific Land Corp.	3	4
		41
Pharmaceuticals (6.0%)
Royalty Pharma PLC, Class A	8,920	278
Zoetis, Inc.	22	3
		281
Real Estate Management & Development (7.1%)
CoStar Group, Inc. (a)	880	70
Landbridge Co. LLC, Class A	3,663	263
		333
Semiconductors & Semiconductor Equipment (4.5%)
ASML Holding NV (Registered) (Netherlands)	320	212

Software (4.8%)
Appfolio, Inc., Class A (a)	19	4
Cadence Design Systems, Inc. (a)	15	4
Guidewire Software, Inc. (a)	23	4
Procore Technologies, Inc. (a)	1,059	70
QXO, Inc.	9,713	132
Roper Technologies, Inc.	8	5
Synopsys, Inc. (a)	8	3
Tyler Technologies, Inc. (a)	8	5
		227
Specialized REITs (5.7%)
American Tower Corp. REIT	1,224	266

Specialty Retail (5.6%)
AutoZone, Inc. (a)	7	27
Floor & Decor Holdings, Inc., Class A (a)	2,739	220
Home Depot, Inc.	30	11
Tractor Supply Co.	85	5
		263
Textiles, Apparel & Luxury Goods (4.7%)
LVMH Moet Hennessy Louis Vuitton SE (France)	352	218

Trading Companies & Distributors (5.2%)
Core & Main, Inc., Class A (a)	4,877	236

Morgan Stanley Institutional Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Permanence Portfolio

	Shares	Value (000)
Fastenal Co.	57	$4
Watsco, Inc.	9	5
		245
Total Common Stocks (Cost $3,959)		4,369

Investment Company (2.9%)
iShares Bitcoin Trust ETF (a) (Cost $113)	2,924	137

No. of Warrants
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc. expires 3/31/40(a)(b) (Cost $—)	58	—

	Shares
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (c) (Cost $77)	77,497	77
Total Investments Excluding Purchased Options (98.1%) (Cost $4,149)		4,583
Total Purchased Options Outstanding (0.2%) (Cost $19)		8
Total Investments (98.3%) (Cost $4,168) (d)(e)(f)		4,591
Other Assets in Excess of Liabilities (1.7%)		79
Net Assets (100.0%)		$4,670

(a)	Non-income producing security.
(b)	At March 31, 2025, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $259,000 and 5.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	Securities are available for collateral in connection with purchased options.
(f)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $711,000 and the aggregate gross unrealized depreciation is approximately $288,000, resulting in net unrealized appreciation of approximately $423,000.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Permanence Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2025:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH7.66	Sep–25	565,030	$565	$1		$3	$(2)
Standard Chartered Bank	USD/CNH	CNH7.76	Oct–25	1,064,506	1,065	2		5	(3)
JPMorgan Chase Bank NA	USD/CNH	CNH7.77	Jul–25	517,348	517	—	@	2	(2)
JPMorgan Chase Bank NA	USD/CNH	CNH7.82	Feb–26	1,202,830	1,203	4		5	(1)
Goldman Sachs & Co. LLC	USD/CNH	CNH8.02	Dec–25	1,001,958	1,002	1		4	(3)
						$8		$19	$(11)

@	Value is less than $500.
CNH —	Chinese Yuan Renminbi Offshore
USD —	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.0%
Information Technology Services	11.6
Real Estate Management & Development	7.3
Beverages	6.9
Pharmaceuticals	6.1
Capital Markets	6.1
Specialized REITs	5.8
Specialty Retail	5.7
Trading Companies & Distributors	5.3
Life Sciences Tools & Services	5.2
Software	5.0
Total Investments	100.0%

*   Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments

US Core Portfolio

	Shares	Value (000)
Common Stocks (99.6%)
Automobiles (0.7%)
Tesla, Inc. (a)	9,190	$2,382

Banks (5.8%)
JPMorgan Chase & Co.	81,564	20,008

Broadline Retail (6.1%)
Amazon.com, Inc. (a)	109,284	20,792

Capital Markets (8.5%)
Ameriprise Financial, Inc.	30,502	14,766
Jefferies Financial Group, Inc.	28,762	1,541
LPL Financial Holdings, Inc.	38,871	12,716
		29,023
Commercial Services & Supplies (4.7%)
Waste Management, Inc.	69,758	16,150

Construction Materials (1.7%)
CRH PLC	65,516	5,763

Consumer Staples Distribution & Retail (5.0%)
Costco Wholesale Corp.	18,139	17,155

Electric Utilities (0.6%)
NextEra Energy, Inc.	27,630	1,959

Entertainment (4.1%)
Netflix, Inc. (a)	14,934	13,926

Financial Services (3.6%)
Jack Henry & Associates, Inc.	4,125	753
Mastercard, Inc., Class A	21,251	11,648
		12,401
Hotels, Restaurants & Leisure (2.8%)
McDonald’s Corp.	30,412	9,500

Household Durables (0.4%)
Lennar Corp., Class A	11,010	1,264

Information Technology Services (0.6%)
Shopify, Inc., Class A (Canada) (a)	22,395	2,136

Insurance (9.7%)
Brown & Brown, Inc.	133,740	16,637
Progressive Corp.	58,838	16,652
		33,289
Interactive Media & Services (5.5%)
Alphabet, Inc., Class A	121,497	18,788

Oil, Gas & Consumable Fuels (2.9%)
Chevron Corp.	44,219	7,397
Valero Energy Corp.	18,410	2,432
		9,829
Pharmaceuticals (1.3%)
Eli Lilly & Co.	5,234	4,323

Real Estate Management & Development (3.5%)
CBRE Group, Inc., Class A (a)	92,950	12,156

Retail REITs (1.1%)
Agree Realty Corp. REIT	47,911	3,698

Semiconductors & Semiconductor Equipment (8.4%)
NVIDIA Corp.	264,929	28,713

Software (8.4%)
Microsoft Corp.	48,958	18,378
Tyler Technologies, Inc. (a)	18,171	10,565
		28,943
Specialized REITs (0.1%)
Millrose Properties, Inc. REIT (a)	10,164	269

Specialty Retail (4.8%)
Home Depot, Inc.	4,240	1,554
TJX Cos., Inc.	122,321	14,899
		16,453
Tech Hardware, Storage & Peripherals (6.9%)
Apple, Inc.	106,415	23,638

Textiles, Apparel & Luxury Goods (0.5%)
Lululemon Athletica, Inc. (a)	6,743	1,909

Trading Companies & Distributors (1.9%)
United Rentals, Inc.	10,385	6,508
Total Common Stocks (Cost $235,646)		340,975

Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (b) (Cost $2,382)	2,381,769	2,382
Total Investments (100.3%) (Cost $238,028) (c)(d)		343,357
Liabilities in Excess of Other Assets (–0.3%)		(915)
Net Assets (100.0%)		$342,442

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(d)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $108,266,000 and the aggregate gross unrealized depreciation is approximately $2,937,000, resulting in net unrealized appreciation of approximately $105,329,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.9%
Insurance	9.7
Capital Markets	8.4
Software	8.4
Semiconductors & Semiconductor Equipment	8.4
Tech Hardware, Storage & Peripherals	6.9
Broadline Retail	6.0
Banks	5.8
Interactive Media & Services	5.5
Consumer Staples Distribution & Retail	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments

Vitality Portfolio

	Shares	Value (000)
Common Stocks (95.9%)
Biotechnology (33.7%)
Alnylam Pharmaceuticals, Inc. (a)	335	$91
Altimmune, Inc. (a)	2,479	12
Argenx SE ADR (Belgium) (a)	241	143
Ascendis Pharma AS ADR (Denmark) (a)	500	78
Beam Therapeutics, Inc. (a)	928	18
Biohaven Ltd. (a)	1,256	30
Exact Sciences Corp. (a)	2,200	95
Intellia Therapeutics, Inc. (a)	2,525	18
Newamsterdam Pharma Co. NV (a)	1,264	26
Relay Therapeutics, Inc. (a)	7,042	18
Vertex Pharmaceuticals, Inc. (a)	202	98
		627
Health Care Equipment & Supplies (12.7%)
Align Technology, Inc. (a)	375	60
IDEXX Laboratories, Inc. (a)	61	26
Inspire Medical Systems, Inc. (a)	397	63
Intuitive Surgical, Inc. (a)	176	87
		236
Health Care Providers & Services (7.8%)
Agilon Health, Inc. (a)	7,354	32
UnitedHealth Group, Inc.	217	113
		145
Health Care Technology (9.0%)
Doximity, Inc., Class A (a)	1,015	59
Schrodinger, Inc. (a)	2,488	49
Veeva Systems, Inc., Class A (a)	259	60
		168
Life Sciences Tools & Services (16.2%)
10X Genomics, Inc., Class A (a)	3,698	32
Illumina, Inc. (a)	289	23
MaxCyte, Inc. (a)	14,540	40
Standard BioTools, Inc. (a)	44,921	48
Stevanato Group SpA (Italy) (b)	1,793	37
Thermo Fisher Scientific, Inc.	181	90
West Pharmaceutical Services, Inc.	143	32
		302
Pharmaceuticals (16.5%)
ATAI Life Sciences NV (a)(b)	14,030	19
Eli Lilly & Co.	203	168
Enliven Therapeutics, Inc. (a)(b)	408	8
Royalty Pharma PLC, Class A	701	22
Structure Therapeutics, Inc. ADR (China) (a)	1,335	23
Zoetis, Inc.	401	66
		306
Total Common Stocks (Cost $2,376)		1,784

Short-Term Investments (3.8%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (c) (Cost $10)	10,264	10

Securities held as Collateral on Loaned Securities (3.2%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (c)	48,110	48

	Face Amount (000)
Repurchase Agreements (0.6%)
Merrill Lynch & Co., Inc., (4.20%, dated 3/31/25, due 4/1/25; proceeds $3; fully collateralized by a U.S. Government obligation; 3.75% due 8/15/27; valued at $3)	3	3
Merrill Lynch & Co., Inc., (4.36%, dated 3/31/25, due 4/1/25; proceeds $9; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 1/31/26 - 2/15/46; valued at $9)	9	9
		12
Total Securities held as Collateral on Loaned Securities (Cost $60)		60
Total Short-Term Investments (Cost $70)		70
Total Investments (99.7%) (Cost $2,446) including $64 of Securities Loaned (d)(e)		1,854
Other Assets in Excess of Liabilities (0.3%)		6
Net Assets (100.0%)		$1,860

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2025, were approximately $64,000 and $67,000, respectively. The Fund received cash collateral of approximately $60,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $7,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $333,000 and the aggregate gross unrealized depreciation is approximately $925,000, resulting in net unrealized depreciation of approximately $592,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Biotechnology	34.9%
Pharmaceuticals	17.1
Life Sciences Tools & Services	16.8
Health Care Equipment & Supplies	13.1
Health Care Technology	9.4
Health Care Providers & Services	8.1
Other**	0.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2025.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the“Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or,if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from reputable broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, as defined by Rule 2a-5 under the Act,including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (8) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•     Level 1 – unadjusted quoted prices in active markets for identical investments

•     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Automobiles	$11,736	$—	$—	$11,736
Biotechnology	1,962	—	—	1,962
Broadline Retail	17,741	—	—	17,741
Capital Markets	5,417	—	—	5,417
Entertainment	8,787	—	—	8,787
Financial Services	1,812	7,396	—	9,208
Ground Transportation	4,708	—	—	4,708
Hotels, Restaurants & Leisure	19,750	—	—	19,750
Information Technology Services	38,806	—	—	38,806
Life Sciences Tools & Services	4,801	—	—	4,801
Pharmaceuticals	8,793	—	—	8,793
Semiconductors & Semiconductor Equipment	4,509	—	—	4,509
Software	19,306	—	—	19,306
Specialized REITs	4,890	—	—	4,890
Specialty Retail	4,463	—	—	4,463
Textiles, Apparel & Luxury Goods	—	5,033	—	5,033
Trading Companies & Distributors	4,838	—	—	4,838
Total Common Stocks	162,319	12,429	—	174,748
Investment Company	5,069	—	—	5,069
Call Options Purchased	—	296	—	296
Short-Term Investment
Investment Company	2,192	—	—	2,192
Total Assets	$169,580	$12,725	$—	$182,305

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
American Resilience
Assets:
Common Stocks	$1,293	(1)	$—	$—		$1,293
Warrants	—		—	—	†	—	†
Short-Term Investment
Investment Company	27		—	—		27
Total Assets	$1,320		$—	$—	†	$1,320	†

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

American Resilience	Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asia Opportunity
Assets:
Common Stocks
Banks	$8,575	$13,576	$—	$22,151
Beverages	—	7,308	—	7,308
Broadline Retail	10,912	—	—	10,912
Consumer Finance	6,419	—	—	6,419
Ground Transportation	11,447	—	—	11,447
Health Care Equipment & Supplies	—	1,591	—	1,591
Hotels, Restaurants & Leisure	11,478	18,027	—	29,505
Insurance	—	3,544	—	3,544
Interactive Media & Services	342	12,381	—	12,723
Real Estate Management & Development	3,914	2,337	—	6,251
Semiconductors & Semiconductor Equipment	—	5,295	—	5,295
Textiles, Apparel & Luxury Goods	—	3,743	—	3,743
Total Common Stocks	53,087	67,802	—	120,889
Short-Term Investment
Investment Company	2,466	—	—	2,466
Total Assets	$55,553	$67,802	$—	$123,355

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Developing Opportunity
Assets:
Common Stocks
Banks	$4,323	$4,342	$—	$8,665
Beverages	—	2,006	—	2,006
Broadline Retail	6,236	500	—	6,736
Consumer Finance	1,706	—	—	1,706
Ground Transportation	3,177	—	—	3,177
Health Care Equipment & Supplies	—	368	—	368
Hotels, Restaurants & Leisure	3,077	5,856	—	8,933
Insurance	—	211	—	211
Interactive Media & Services	121	3,633	—	3,754
Real Estate Management & Development	1,127	605	—	1,732
Semiconductors & Semiconductor Equipment	—	1,943	—	1,943
Textiles, Apparel & Luxury Goods	—	1,141	—	1,141
Water Utilities	1,333	—	—	1,333
Total Common Stocks	21,100	20,605	—	41,705
Short-Term Investment
Investment Company	1,874	—	—	1,874
Total Assets	$22,974	$20,605	$—	$43,579

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets ex China
Assets:
Common Stocks
Air Freight & Logistics	$—	$23	$—	$23
Automobile Components	—	39	—	39
Automobiles	—	284	—	284
Banks	303	1,125	—	1,428
Beverages	—	36	—	36
Broadline Retail	37	66	—	103
Capital Markets	—	88	—	88
Chemicals	—	62	—	62
Commercial Services & Supplies	—	40	—	40
Construction & Engineering	—	60	—	60
Construction Materials	—	111	—	111
Consumer Finance	—	145	—	145
Consumer Staples Distribution & Retail	123	52	—	175
Electrical Equipment	86	121	—	207
Electronic Equipment, Instruments & Components	—	215	—	215
Entertainment	—	18	—	18
Food Products	97	117	—	214
Health Care Providers & Services	97	209	—	306
Hotels, Restaurants & Leisure	36	—	—	36
Household Products	42	—	—	42
Information Technology Services	57	77	—	134
Insurance	42	312	—	354
Interactive Media & Services	—	34	—	34
Machinery	—	26	—	26
Metals & Mining	48	289	—	337
Oil, Gas & Consumable Fuels	—	190	—	190
Personal Care Products	—	23	—	23
Real Estate Management & Development	—	71	—	71
Semiconductors & Semiconductor Equipment	—	1,307	—	1,307
Tech Hardware, Storage & Peripherals	—	491	—	491
Tobacco	—	32	—	32
Wireless Telecommunication Services	—	20	—	20
Total Common Stocks	968	5,683	—	6,651
Short-Term Investment
Investment Company	94	—	—	94
Total Assets	$1,062	$5,683	$—	$6,745

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Automobiles	$—	$5,009	$—	$5,009
Banks	13,765	16,758	—	30,523
Beverages	4,355	7,749	—	12,104
Broadline Retail	11,875	—	—	11,875
Building Products	—	3,497	—	3,497
Capital Markets	2,161	—	—	2,161
Construction Materials	—	4,098	—	4,098
Consumer Finance	—	102	—	102
Consumer Staples Distribution & Retail	4,269	—	—	4,269
Electrical Equipment	3,059	10,146	—	13,205
Electronic Equipment, Instruments & Components	—	4,567	—	4,567
Ground Transportation	7,057	—	—	7,057
Health Care Providers & Services	—	1,757	—	1,757
Hotels, Restaurants & Leisure	—	1,973	—	1,973
Information Technology Services	3,299	—	—	3,299
Life Sciences Tools & Services	—	3,588	—	3,588
Machinery	—	1,576	—	1,576
Pharmaceuticals	—	294	—	294
Real Estate Management & Development	—	3,434	—	3,434
Semiconductors & Semiconductor Equipment	—	11,406	—	11,406
Textiles, Apparel & Luxury Goods	—	4,377	—	4,377
Wireless Telecommunication Services	—	6,871	—	6,871
Total Common Stocks	49,840	87,202	—	137,042
Short-Term Investment
Investment Company	8,513	—	—	8,513
Total Assets	$58,353	$87,202	$—	$145,555

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Automobile Components	$—	$2,341	$—	$2,341
Automobiles	—	26,629	—	26,629
Banks	20,488	89,761	—	110,249
Beverages	—	6,720	—	6,720
Broadline Retail	2,761	30,625	—	33,386
Capital Markets	—	7,303	—	7,303
Chemicals	—	4,015	—	4,015
Construction & Engineering	—	3,805	—	3,805
Construction Materials	—	4,510	—	4,510
Consumer Finance	—	8,916	—	8,916
Consumer Staples Distribution & Retail	10,344	3,615	—	13,959
Electrical Equipment	9,782	9,305	—	19,087
Electronic Equipment, Instruments & Components	—	12,770	—	12,770
Entertainment	—	4,918	—	4,918
Financial Services	—	2,578	—	2,578
Food Products	4,968	6,360	—	11,328
Health Care Providers & Services	2,140	5,384	—	7,524
Hotels, Restaurants & Leisure	15,460	7,044	—	22,504
Household Products	4,452	—	—	4,452
Information Technology Services	7,238	—	—	7,238
Insurance	990	16,978	—	17,968
Interactive Media & Services	—	35,313	—	35,313
Machinery	—	6,178	—	6,178
Metals & Mining	3,059	7,894	—	10,953
Oil, Gas & Consumable Fuels	—	10,893	—	10,893
Personal Care Products	—	1,350	—	1,350
Pharmaceuticals	—	3,089	—	3,089
Real Estate Management & Development	1,537	4,578	—	6,115
Semiconductors & Semiconductor Equipment	—	71,867	—	71,867
Tech Hardware, Storage & Peripherals	—	33,782	—	33,782
Tobacco	—	2,366	—	2,366
Total Common Stocks	83,219	430,887	—	514,106
Short-Term Investments
Investment Company	11,311	—	—	11,311
Total Assets	$94,530	$430,887	$—	$525,417

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated
Assets:
Common Stocks
Automobiles	$15,146	$—	$—	$15,146
Banks	31,386	—	—	31,386
Broadline Retail	5,102	—	—	5,102
Capital Markets	24,107	—	—	24,107
Commercial Services & Supplies	11,116	—	—	11,116
Construction Materials	17,443	—	—	17,443
Consumer Staples Distribution & Retail	16,814	—	—	16,814
Electric Utilities	2,971	—	—	2,971
Entertainment	15,868	—	—	15,868
Financial Services	8,894	—	—	8,894
Insurance	20,483	—	—	20,483
Interactive Media & Services	14,065	—	—	14,065
Pharmaceuticals	3,453	—	—	3,453
Real Estate Management & Development	14,764	—	—	14,764
Semiconductors & Semiconductor Equipment	34,826	—	—	34,826
Software	15,423	—	—	15,423
Trading Companies & Distributors	8,378	—	—	8,378
Total Common Stocks	260,239	—	—	260,239
Short-Term Investments
Investment Company	14,491	—	—	14,491
Repurchase Agreements	—	2,936	—	2,936
Total Short-Term Investments	14,491	2,936	—	17,427
Total Assets	$274,730	$2,936	$—	$277,666

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Core
Assets:
Common Stocks
Automobiles	$2,276	$—	$—	$2,276
Banks	3,975	—	—	3,975
Broadline Retail	2,649	—	—	2,649
Capital Markets	2,727	—	—	2,727
Chemicals	687	—	—	687
Commercial Services & Supplies	747	—	—	747
Construction Materials	2,381	—	—	2,381
Consumer Staples Distribution & Retail	294	—	—	294
Diversified Telecommunication Services	76	—	—	76
Electric Utilities	180	—	—	180
Entertainment	1,496	—	—	1,496
Financial Services	911	—	—	911
Hotels, Restaurants & Leisure	260	—	—	260
Information Technology Services	210	—	—	210
Insurance	2,669	—	—	2,669
Interactive Media & Services	2,502	—	—	2,502
Oil, Gas & Consumable Fuels	784	—	—	784
Professional Services	167	—	—	167
Real Estate Management & Development	1,171	—	—	1,171
Semiconductors & Semiconductor Equipment	3,463	—	—	3,463
Software	1,974	—	—	1,974
Specialized REITs	—	20	—	20
Specialty Retail	1,574	—	—	1,574
Tech Hardware, Storage & Peripherals	1,922	—	—	1,922
Textiles, Apparel & Luxury Goods	840	303	—	1,143
Trading Companies & Distributors	1,122	—	—	1,122
Total Common Stocks	37,057	323	—	37,380
Short-Term Investment
Investment Company	226	—	—	226
Total Assets	$37,283	$323	$—	$37,606

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Endurance
Assets:
Common Stocks
Aerospace & Defense	$—	$1,928	$—	$1,928
Air Freight & Logistics	199	—	—	199
Automobiles	325	—	—	325
Biotechnology	3,981	—	—	3,981
Broadline Retail	597	—	—	597
Financial Services	—	304	—	304
Hotels, Restaurants & Leisure	—	2,218	—	2,218
Household Durables	237	3,997	—	4,234
Life Sciences Tools & Services	873	—	—	873
Oil, Gas & Consumable Fuels	664	—	—	664
Pharmaceuticals	2,542	—	—	2,542
Real Estate Management & Development	599	—	—	599
Semiconductors & Semiconductor Equipment	824	—	—	824
Software	4,256	505	—	4,761
Specialty Retail	1,983	—	—	1,983
Trading Companies & Distributors	474	—	—	474
Total Assets	$17,554	$8,952	$—	$26,506

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$89,712	$—	$—	$89,712
Capital Markets	260,153	—	—	260,153
Electronic Equipment, Instruments & Components	31,695	—	—	31,695
Financial Services	205,253	—	—	205,253
Health Care Equipment & Supplies	214,924	—	—	214,924
Health Care Providers & Services	88,764	—	—	88,764
Hotels, Restaurants & Leisure	77,442	—	—	77,442
Household Products	88,968	—	—	88,968
Information Technology Services	101,858	—	—	101,858
Insurance	207,881	—	—	207,881
Interactive Media & Services	60,983	—	—	60,983
Life Sciences Tools & Services	76,234	—	—	76,234
Machinery	54,834	—	—	54,834
Personal Care Products	—	114,553	—	114,553
Pharmaceuticals	21,726	55,185	—	76,911
Professional Services	149,492	131,726	—	281,218
Software	313,566	186,564	—	500,130
Specialty Retail	46,421	—	—	46,421
Textiles, Apparel & Luxury Goods	—	51,715	—	51,715
Tobacco	35,211	—	—	35,211
Total Common Stocks	2,125,117	539,743	—	2,664,860
Short-Term Investment
Investment Company	51,855	—	—	51,855
Total Assets	$2,176,972	$539,743	$—	$2,716,715

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Automobiles	$3,376	$—	$—	$3,376
Banks	243	—	—	243
Biotechnology	1,620	—	—	1,620
Broadline Retail	8,131	—	—	8,131
Entertainment	2,319	—	—	2,319
Financial Services	3,239	2,765	—	6,004
Ground Transportation	1,967	—	—	1,967
Health Care Providers & Services	878	—	—	878
Hotels, Restaurants & Leisure	1,371	—	—	1,371
Household Durables	—	81	—	81
Information Technology Services	10,348	—	—	10,348
Pharmaceuticals	2,691	—	—	2,691
Real Estate Management & Development	1,403	—	—	1,403
Semiconductors & Semiconductor Equipment	1,928	—	—	1,928
Software	9,708	—	—	9,708
Tech Hardware, Storage & Peripherals	457	—	—	457
Total Common Stocks	49,679	2,846	—	52,525
Preferred Stock
Software	—	—	29	29
Investment Company	1,459	—	—	1,459
Call Options Purchased	—	103	—	103
Short-Term Investment
Investment Company	1,906	—	—	1,906
Total Assets	$53,044	$2,949	$29	$56,022

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Insight	Preferred Stock (000)
Beginning Balance	$33
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(4)
Realized gains (losses)	—
Ending Balance	$29
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$(4)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Insight	Fair Value at March 31, 2025 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$29	Market Transaction Method	Precedent Transaction	$5.15	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	4.3x	Increase
			Discount for Lack of Marketability	7.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$136,147	$—		$136,147
Banks	166,626	94,211	—		260,837
Broadline Retail	367,721	—	—		367,721
Capital Markets	—	47,712	—		47,712
Electrical Equipment	—	118,288	—		118,288
Electronic Equipment, Instruments & Components	—	28,350	—	†	28,350	†
Entertainment	285,604	—	—		285,604
Financial Services	258,002	—	—		258,002
Ground Transportation	206,420	—	—		206,420
Hotels, Restaurants & Leisure	298,803	71,270	—		370,073
Information Technology Services	69,317	—	—		69,317
Interactive Media & Services	207,653	—	—		207,653
Semiconductors & Semiconductor Equipment	—	112,698	—		112,698
Software	252,966	—	—		252,966
Textiles, Apparel & Luxury Goods	19,815	191,062	—		210,877
Total Common Stocks	2,132,927	799,738	—	†	2,932,665	†
Short-Term Investment
Investment Company	37,827	—	—		37,827
Total Assets	$2,170,754	$799,738	$—	†	$2,970,492	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Opportunity	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Global Permanence
Assets:
Common Stocks
Aerospace & Defense	$—	$227	$—		$227
Automobiles	4	—	—		4
Banks	9	—	—		9
Beverages	218	2	—		220
Broadline Retail	81	—	—		81
Capital Markets	151	—	—		151
Chemicals	4	—	—		4
Commercial Services & Supplies	12	37	—		49
Entertainment	—	4	—		4
Financial Services	35	—	—		35
Ground Transportation	170	—	—		170
Health Care Equipment & Supplies	—	52	—		52
Hotels, Restaurants & Leisure	18	51	—		69
Household Durables	—	44	—		44
Information Technology Services	376	—	—		376
Insurance	4	—	—		4
Life Sciences Tools & Services	129	165	—		294
Metals & Mining	116	—	—		116
Oil, Gas & Consumable Fuels	31	—	—		31
Personal Care Products	—	58	—		58
Pharmaceuticals	204	—	—		204
Real Estate Management & Development	150	—	—		150
Semiconductors & Semiconductor Equipment	162	—	—		162
Software	66	—	—		66
Specialized REITs	139	—	—		139
Specialty Retail	159	—	—		159
Textiles, Apparel & Luxury Goods	51	209	—		260
Trading Companies & Distributors	133	—	—		133
Transportation Infrastructure	51	—	—		51
Total Common Stocks	2,473	849	—		3,322
Investment Company	106	—	—		106
Warrants	—	—	—	†	—	†
Call Options Purchased	—	7	—		7
Short-Term Investment
Investment Company	26	—	—		26
Total Assets	$2,605	$856	$—	†	$3,461	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Permanence	Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Global Stars
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,080	$—		$1,080
Beverages	—	797	—		797
Broadline Retail	655	—	—		655
Capital Markets	5,774	—	—		5,774
Electronic Equipment, Instruments & Components	—	1,200	—		1,200
Entertainment	1,350	—	—		1,350
Financial Services	4,162	—	—		4,162
Ground Transportation	1,908	—	—		1,908
Health Care Equipment & Supplies	—	655	—		655
Health Care Providers & Services	2,507	—	—		2,507
Hotels, Restaurants & Leisure	1,313	—	—		1,313
Information Technology Services	1,498	—	—		1,498
Insurance	2,862	—	—		2,862
Interactive Media & Services	1,914	1,042	—		2,956
Life Sciences Tools & Services	799	—	—		799
Machinery	—	1,218	—		1,218
Pharmaceuticals	—	1,302	—		1,302
Professional Services	2,275	1,897	—		4,172
Semiconductors & Semiconductor Equipment	1,106	—	—		1,106
Software	3,629	4,452	—		8,081
Textiles, Apparel & Luxury Goods	1,325	—	—		1,325
Total Common Stocks	33,077	13,643	—		46,720
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	814	—	—		814
Total Assets	$33,891	$13,643	$—	†	$47,534	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Stars	Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Growth
Assets:
Common Stocks
Automobiles	$240,196	$—	$—		$240,196
Biotechnology	38,235	—	—		38,235
Broadline Retail	302,427	—	—		302,427
Capital Markets	13,698	—	—		13,698
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	166,825	—	—		166,825
Financial Services	202,696	103,212	—		305,908
Hotels, Restaurants & Leisure	344,772	—	—		344,772
Information Technology Services	734,778	—	—		734,778
Life Sciences Tools & Services	37,410	—	—		37,410
Pharmaceuticals	167,005	—	—		167,005
Software	767,250	—	—		767,250
Specialized REITs	39,385	—	—		39,385
Total Common Stocks	3,054,677	103,212	—	†	3,157,889	†
Preferred Stocks
Financial Services	—	—	17,843		17,843
Software	—	—	124,081		124,081
Total Preferred Stocks	—	—	141,924		141,924
Investment Company	102,987	—	—		102,987
Call Options Purchased	—	6,286	—		6,286
Short-Term Investments
Investment Company	65,684	—	—		65,684
Repurchase Agreements	—	190	—		190
Total Short-Term Investments	65,684	190	—		65,874
Total Assets	$3,223,348	$109,688	$141,924	†	$3,474,960	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$146,360
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(4,436)
Realized gains (losses)	—		—
Ending Balance	$—	†	$141,924
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$—		$(4,436)

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at March 31, 2025 (000)	Valuation Technique	Unobservable Input	Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$141,924	Market Transaction Method	Precedent Transaction	$31.59-$92.50/$84.84	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.0%-16.5%/14.2%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.0x-18.0x/14.2x	Increase
			Discount for Lack of Marketability	11.0%-15.0%/14.5%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Inception
Assets:
Common Stocks
Beverages	$24,035	$—	$—		$24,035
Biotechnology	26,815	—	—		26,815
Broadline Retail	19,551	—	—		19,551
Chemicals	162	—	—		162
Financial Services	22,404	—	—		22,404
Health Care Equipment & Supplies	5,150	—	—		5,150
Health Care Providers & Services	22,787	—	—		22,787
Health Care Technology	700	—	—		700
Hotels, Restaurants & Leisure	1,586	—	—		1,586
Household Durables	—	1,840	—		1,840
Information Technology Services	27,789	—	—		27,789
Leisure Products	14,150	—	—		14,150
Life Sciences Tools & Services	6,177	—	—		6,177
Metals & Mining	1,516	—	—		1,516
Oil, Gas & Consumable Fuels	1,563	—	—		1,563
Passenger Airlines	1,594	—	—		1,594
Personal Care Products	17,533	—	—		17,533
Pharmaceuticals	2,072	—	—		2,072
Real Estate Management & Development	19,443	—	—		19,443
Software	37,975	—	—		37,975
Specialty Retail	7,274	—	—		7,274
Tech Hardware, Storage & Peripherals	8,480	—	—		8,480
Trading Companies & Distributors	11,254	—	—		11,254
Total Common Stocks	280,010	1,840	—		281,850
Preferred Stocks
Health Care Technology	—	—	3,335		3,335
Software	—	—	5,285		5,285
Total Preferred Stocks	—	—	8,620		8,620
Investment Company	9,940	—	—		9,940
Warrants	—	—	—	†	—	†
Call Options Purchased	—	542	—		542
Short-Term Investments
Investment Company	10,678	—	—		10,678
Repurchase Agreements	—	866	—		866
Total Short-Term Investments	10,678	866	—		11,544
Total Assets	$300,628	$3,248	$8,620	†	$312,496	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Inception	Preferred Stocks (000)	Warrants (000)
Beginning Balance	$9,942	$—	†
Purchases	—	—
Sales	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(1,322)	—
Realized gains (losses)	—	—
Ending Balance	$8,620	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$(1,322)	$—

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Inception	Fair Value at March 31, 2025 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$8,620	Market Transaction Method	Precedent Transaction	$5.15	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%-17.0%/16.3%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.7x-24.1x/2.9x	Increase
			Discount for Lack of Marketability	7.0%-19.0%/11.6%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	1.5x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

International Advantage
Assets:
Common Stocks
Air Freight & Logistics	$—	$187,275	$—	$187,275
Banks	130,846	83,638	—	214,484
Broadline Retail	125,437	—	—	125,437
Capital Markets	56,758	86,849	—	143,607
Electrical Equipment	—	121,383	—	121,383
Electronic Equipment, Instruments & Components	—	98,814	—	98,814
Entertainment	247,648	—	—	247,648
Financial Services	—	41,370	—	41,370
Food Products	—	37,268	—	37,268
Ground Transportation	82,787	—	—	82,787
Health Care Equipment & Supplies	—	114,944	—	114,944
Information Technology Services	44,311	—	—	44,311
Insurance	—	68,361	—	68,361
Interactive Media & Services	—	27,742	—	27,742
Multi-Utilities	36,282	—	—	36,282
Personal Care Products	—	100,266	—	100,266
Semiconductors & Semiconductor Equipment	—	209,386	—	209,386
Specialty Retail	—	40,195	—	40,195
Textiles, Apparel & Luxury Goods	51,188	536,842	—	588,030
Total Common Stocks	775,257	1,754,333	—	2,529,590
Short-Term Investments
Investment Company	45,629	—	—	45,629
Repurchase Agreements	—	1,824	—	1,824
Total Short-Term Investments	45,629	1,824	—	47,453
Total Assets	$820,886	$1,756,157	$—	$2,577,043

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

International Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$12,693	$—		$12,693
Air Freight & Logistics	—	9,995	—		9,995
Banks	—	29,253	—		29,253
Beverages	—	24,910	—		24,910
Capital Markets	—	25,827	—		25,827
Electrical Equipment	—	11,409	—		11,409
Electronic Equipment, Instruments & Components	—	43,971	—		43,971
Entertainment	—	8,929	—		8,929
Financial Services	—	8,058	—		8,058
Food Products	—	8,522	—		8,522
Hotels, Restaurants & Leisure	—	12,982	—		12,982
Household Durables	—	9,633	—		9,633
Household Products	—	5,241	—		5,241
Information Technology Services	—	13,272	—		13,272
Insurance	—	28,506	—		28,506
Interactive Media & Services	—	17,846	—		17,846
Life Sciences Tools & Services	—	11,569	—		11,569
Machinery	—	28,652	—		28,652
Metals & Mining	6,197	7,999	—		14,196
Oil, Gas & Consumable Fuels	6,234	11,250	—		17,484
Personal Care Products	—	18,143	—		18,143
Pharmaceuticals	—	43,042	—		43,042
Professional Services	—	14,637	—		14,637
Semiconductors & Semiconductor Equipment	12,265	23,619	—		35,884
Software	11,037	30,240	—		41,277
Tech Hardware, Storage & Peripherals	—	9,041	—		9,041
Textiles, Apparel & Luxury Goods	—	21,178	—		21,178
Total Common Stocks	35,733	490,417	—		526,150
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	8,417	—	—		8,417
Total Assets	$44,150	$490,417	$—	†	$534,567	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

International Equity	Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

International Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$42,082	$—	$42,082
Banks	57,572	56,357	—	113,929
Beverages	—	14,739	—	14,739
Broadline Retail	87,275	—	—	87,275
Capital Markets	—	23,797	—	23,797
Electrical Equipment	—	30,866	—	30,866
Electronic Equipment, Instruments & Components	—	15,021	—	15,021
Entertainment	59,483	—	—	59,483
Financial Services	—	10,847	—	10,847
Ground Transportation	21,369	—	—	21,369
Hotels, Restaurants & Leisure	27,131	39,517	—	66,648
Information Technology Services	21,003	—	—	21,003
Interactive Media & Services	—	13,406	—	13,406
Personal Care Products	—	11,662	—	11,662
Semiconductors & Semiconductor Equipment	—	44,088	—	44,088
Specialty Retail	—	34,093	—	34,093
Textiles, Apparel & Luxury Goods	11,452	88,564	—	100,016
Water Utilities	14,137	—	—	14,137
Total Common Stocks	299,422	425,039	—	724,461
Short-Term Investment
Investment Company	19,158	—	—	19,158
Total Assets	$318,580	$425,039	$—	$743,619

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

International Resilience
Assets:
Common Stocks
Aerospace & Defense	$—	$55	$—		$55
Air Freight & Logistics	—	42	—		42
Beverages	—	59	—		59
Capital Markets	—	112	—		112
Electrical Equipment	—	51	—		51
Electronic Equipment, Instruments & Components	—	185	—		185
Entertainment	—	41	—		41
Financial Services	72	—	—		72
Health Care Equipment & Supplies	—	18	—		18
Hotels, Restaurants & Leisure	—	62	—		62
Household Products	48	—	—		48
Information Technology Services	—	52	—		52
Insurance	44	29	—		73
Interactive Media & Services	—	51	—		51
Life Sciences Tools & Services	35	48	—		83
Machinery	—	86	—		86
Personal Care Products	—	75	—		75
Pharmaceuticals	—	160	—		160
Professional Services	—	94	—		94
Semiconductors & Semiconductor Equipment	56	81	—		137
Software	44	146	—		190
Textiles, Apparel & Luxury Goods	—	70	—		70
Total Common Stocks	299	1,517	—		1,816
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	31	—	—		31
Total Assets	$330	$1,517	$—	†	$1,847	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

International Resilience	Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)

Multi-Asset Real Return
Assets:
Common Stocks
Chemicals	$205	$135		$—	$340
Construction Materials	18	43		—	61
Containers & Packaging	35	2		—	37
Energy Equipment & Services	26	2		—	28
Metals & Mining	471	202		—	673
Oil, Gas & Consumable Fuels	418	131		—	549
Paper & Forest Products	1	11		—	12
Total Common Stocks	1,174	526		—	1,700
U.S. Treasury Security	—	3,925		—	3,925
Short-Term Investments
Investment Company	2,050	—		—	2,050
Repurchase Agreements	—	5		—	5
Total Short-Term Investments	2,050	5		—	2,055
Foreign Currency Forward Exchange Contracts	—	—	@	—	—	@
Future Contract	180	—		—	180
Total Assets	3,404	4,456		—	7,860
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(—	@)	—	(—	@)
Total Return Swap Agreement	—	(13)		—	(13)
Total Liabilities	—	(13)		—	(13)
Total	$3,404	$4,443		$—	$7,847

@	Value is less than $500.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Next Gen Emerging Markets
Assets:
Common Stocks
Automobile Components	$—	$251	$—	$251
Banks	444	4,975	—	5,419
Broadline Retail	1,037	—	—	1,037
Building Products	—	510	—	510
Consumer Finance	461	—	—	461
Consumer Staples Distribution & Retail	—	279	—	279
Financial Services	430	—	—	430
Food Products	—	1,613	—	1,613
Health Care Providers & Services	—	561	—	561
Hotels, Restaurants & Leisure	228	—	—	228
Information Technology Services	603	2,151	—	2,754
Metals & Mining	187	245	—	432
Oil, Gas & Consumable Fuels	223	669	—	892
Pharmaceuticals	—	584	—	584
Real Estate Management & Development	—	580	—	580
Software	—	135	—	135
Specialty Retail	—	1,041	—	1,041
Textiles, Apparel & Luxury Goods	—	706	—	706
Transportation Infrastructure	—	196	—	196
Wireless Telecommunication Services	—	454	—	454
Total Common Stocks	3,613	14,950	—	18,563
Short-Term Investment
Investment Company	192	—	—	192
Total Assets	$3,805	$14,950	$—	$18,755

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Passport Overseas Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$9,642	$—	$9,642
Banks	10,139	14,700	—	24,839
Beverages	—	908	—	908
Biotechnology	2,066	—	—	2,066
Broadline Retail	3,078	—	—	3,078
Chemicals	1,986	1,621	—	3,607
Containers & Packaging	—	1,106	—	1,106
Electric Utilities	—	806	—	806
Electrical Equipment	—	2,639	—	2,639
Electronic Equipment, Instruments & Components	—	2,556	—	2,556
Entertainment	2,692	1,918	—	4,610
Food Products	—	1,101	—	1,101
Health Care Equipment & Supplies	—	666	—	666
Health Care Providers & Services	—	1,424	—	1,424
Hotels, Restaurants & Leisure	4,086	—	—	4,086
Household Durables	—	3,706	—	3,706
Industrial Conglomerates	—	2,982	—	2,982
Interactive Media & Services	—	2,454	—	2,454
Machinery	—	592	—	592
Metals & Mining	2,040	3,463	—	5,503
Oil, Gas & Consumable Fuels	3,355	7,569	—	10,924
Passenger Airlines	1,682	—	—	1,682
Personal Care Products	—	6,393	—	6,393
Pharmaceuticals	910	11,233	—	12,143
Professional Services	—	2,881	—	2,881
Semiconductors & Semiconductor Equipment	—	9,501	—	9,501
Software	3,091	3,774	—	6,865
Tech Hardware, Storage & Peripherals	—	4,488	—	4,488
Total Common Stocks	35,125	98,123	—	133,248
Preferred Stock
Biotechnology	—	—	1,375	1,375
Short-Term Investment
Investment Company	11,099	—	—	11,099
Total Assets	46,224	98,123	1,375	145,722
Liabilities:
Futures Contracts	(211)	—	—	(211)
Total	$46,013	$98,123	$1,375	$145,511

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Passport Overseas Equity	Preferred Stock (000)
Beginning Balance	$1,375
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$1,375
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2025:

Passport Overseas Equity	Fair Value at March 31, 2025 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stock	$1,375	Market Transaction Method	Precedent Transaction	$42.06	Increase

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Permanence
Assets:
Common Stocks
Aerospace & Defense	$15	$—	$—		$15
Beverages	317	—	—		317
Broadline Retail	153	—	—		153
Capital Markets	280	—	—		280
Chemicals	9	—	—		9
Commercial Services & Supplies	24	—	—		24
Construction Materials	4	—	—		4
Distributors	4	—	—		4
Diversified Consumer Services	4	—	—		4
Entertainment	15	—	—		15
Financial Services	46	—	—		46
Food Products	129	—	—		129
Ground Transportation	223	—	—		223
Health Care Equipment & Supplies	4	—	—		4
Health Care Technology	12	—	—		12
Hotels, Restaurants & Leisure	77	—	—		77
Household Durables	7	41	—		48
Information Technology Services	531	—	—		531
Insurance	5	—	—		5
Life Sciences Tools & Services	236	—	—		236
Metals & Mining	145	—	—		145
Oil, Gas & Consumable Fuels	41	—	—		41
Pharmaceuticals	282	—	—		282
Real Estate Management & Development	334	—	—		334
Semiconductors & Semiconductor Equipment	212	—	—		212
Software	227	—	—		227
Specialized REITs	266	—	—		266
Specialty Retail	263	—	—		263
Textiles, Apparel & Luxury Goods	—	218	—		218
Trading Companies & Distributors	245	—	—		245
Total Common Stocks	4,110	259	—		4,369
Investment Company	137	—	—		137
Warrants	—	—	—	†	—	†
Call Options Purchased	—	8	—		8
Short-Term Investment
Investment Company	77	—	—		77
Total Assets	$4,324	$267	$—	†	$4,591	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Permanence	Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

US Core
Assets:
Common Stocks
Automobiles	$2,382	$—	$—	$2,382
Banks	20,008	—	—	20,008
Broadline Retail	20,792	—	—	20,792
Capital Markets	29,023	—	—	29,023
Commercial Services & Supplies	16,150	—	—	16,150
Construction Materials	5,763	—	—	5,763
Consumer Staples Distribution & Retail	17,155	—	—	17,155
Electric Utilities	1,959	—	—	1,959
Entertainment	13,926	—	—	13,926
Financial Services	12,401	—	—	12,401
Hotels, Restaurants & Leisure	9,500	—	—	9,500
Household Durables	1,264	—	—	1,264
Information Technology Services	2,136	—	—	2,136
Insurance	33,289	—	—	33,289
Interactive Media & Services	18,788	—	—	18,788
Oil, Gas & Consumable Fuels	9,829	—	—	9,829
Pharmaceuticals	4,323	—	—	4,323
Real Estate Management & Development	12,156	—	—	12,156
Retail REITs	3,698	—	—	3,698
Semiconductors & Semiconductor Equipment	28,713	—	—	28,713
Software	28,943	—	—	28,943
Specialized REITs	—	269	—	269
Specialty Retail	16,453	—	—	16,453
Tech Hardware, Storage & Peripherals	23,638	—	—	23,638
Textiles, Apparel & Luxury Goods	1,909	—	—	1,909
Trading Companies & Distributors	6,508	—	—	6,508
Total Common Stocks	340,706	269	—	340,975
Short-Term Investment
Investment Company	2,382	—	—	2,382
Total Assets	$343,088	$269	$—	$343,357

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Vitality
Assets:
Common Stocks	$1,784	(1)	$—	$—	$1,784
Short-Term Investments
Investment Company	58		—	—	58
Repurchase Agreements	—		12	—	12
Total Short-Term Investments	58		12	—	70
Total Assets	$1,842		$12	$—	$1,854

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.